Schedule of Investments (unaudited)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group, Inc., 2.60%, 08/01/31(a)	$2,400	$2,157,812
Aerospace & Defense — 2.4%
Boeing Co.(The)
2.95%, 02/01/30	7,858	7,406,592
3.25%, 02/01/35	5,797	5,044,280
3.60%, 05/01/34	8,128	7,332,640
3.63%, 02/01/31	11,382	10,846,973
3.75%, 02/01/50	11,115	8,113,847
3.90%, 05/01/49	4,656	3,484,879
3.95%, 08/01/59	8,053	5,752,965
5.15%, 05/01/30	27,023	27,452,587
5.71%, 05/01/40(a)	22,252	22,671,328
5.81%, 05/01/50	42,334	41,892,232
5.93%, 05/01/60	24,810	24,512,751
6.39%, 05/01/31	8,685	9,256,444
6.53%, 05/01/34	18,904	20,644,930
6.86%, 05/01/54	17,861	20,154,844
7.01%, 05/01/64	10,454	11,939,070
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	8,489	8,118,655
General Dynamics Corp.
3.63%, 04/01/30	10,312	9,993,501
4.25%, 04/01/40	5,103	4,577,791
4.25%, 04/01/50(a)	3,133	2,642,824
4.95%, 08/15/35(a)	6,230	6,254,691
General Electric Co.
4.30%, 07/29/30	11,315	11,249,104
4.90%, 01/29/36(a)	8,591	8,574,137
5.88%, 01/14/38(a)	6,379	6,791,394
6.75%, 03/15/32	8,542	9,438,530
Honeywell Aerospace, Inc.
4.30%, 03/16/31(b)	12,263	12,074,477
4.60%, 03/16/33(a)(b)	12,429	12,239,453
4.95%, 03/16/36(b)	26,809	26,500,737
5.62%, 03/16/46(b)	9,055	9,025,404
5.73%, 03/16/56(b)	25,128	25,102,842
5.85%, 03/16/66(b)	10,112	10,163,636
L3Harris Technologies, Inc.
5.05%, 06/01/29	4,944	5,012,688
5.25%, 06/01/31	6,574	6,719,744
5.35%, 06/01/34	4,769	4,856,294
5.40%, 07/31/33	11,549	11,850,506
Lockheed Martin Corp.
2.80%, 06/15/50	6,407	4,049,423
3.80%, 03/01/45	8,252	6,582,596
3.90%, 06/15/32(a)	7,735	7,494,727
4.07%, 12/15/42	10,203	8,647,216
4.09%, 09/15/52	13,133	10,311,303
4.15%, 06/15/53	7,282	5,771,294
4.40%, 08/15/30(a)	6,260	6,245,888
4.70%, 05/15/46	9,934	8,839,037
4.75%, 02/15/34(a)	6,487	6,466,075
5.00%, 08/15/35(a)	5,460	5,501,768
5.20%, 02/15/55(a)	7,346	6,878,019
5.20%, 02/15/64	4,590	4,218,987
5.25%, 01/15/33(a)	9,036	9,371,688
5.70%, 11/15/54(a)	5,557	5,576,952
5.90%, 11/15/63(a)	4,893	5,027,000
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
4.03%, 10/15/47(a)	$14,914	$11,859,531
4.40%, 05/01/30	6,937	6,910,173
4.70%, 03/15/33	6,419	6,380,642
4.75%, 06/01/43	7,572	6,887,149
4.90%, 06/01/34(a)	7,834	7,818,818
4.95%, 03/15/53	9,599	8,579,166
5.20%, 06/01/54(a)	8,502	7,895,824
5.25%, 05/01/50(a)	8,500	7,965,599
RTX Corp.
1.90%, 09/01/31	7,499	6,549,192
2.25%, 07/01/30	6,034	5,526,973
2.38%, 03/15/32(a)	6,721	5,947,520
2.82%, 09/01/51	6,203	3,841,309
3.03%, 03/15/52(a)	9,368	6,032,714
3.13%, 07/01/50(a)	8,078	5,368,145
3.75%, 11/01/46	8,309	6,368,713
4.15%, 05/15/45	7,694	6,340,889
4.35%, 04/15/47	8,046	6,714,662
4.45%, 11/16/38	5,627	5,223,577
4.50%, 06/01/42	26,695	23,826,558
4.63%, 11/16/48	11,468	9,900,757
5.15%, 02/27/33	6,290	6,413,586
5.38%, 02/27/53(a)	11,914	11,336,613
6.00%, 03/15/31(a)	5,895	6,239,111
6.10%, 03/15/34(a)	12,741	13,682,999
6.40%, 03/15/54(a)	12,353	13,471,238
		725,756,201
Agriculture — 1.6%
Altria Group, Inc.
2.45%, 02/04/32(a)	7,518	6,620,139
3.40%, 05/06/30	7,655	7,318,945
3.40%, 02/04/41	12,141	9,259,462
3.70%, 02/04/51	9,387	6,516,182
3.88%, 09/16/46	10,801	8,041,354
4.00%, 02/04/61(a)	8,121	5,724,313
4.25%, 08/09/42	7,167	5,888,044
5.38%, 01/31/44(a)	13,321	12,446,297
5.80%, 02/14/39	14,947	15,145,523
5.95%, 02/14/49(a)	20,170	19,840,184
Archer-Daniels-Midland Co.
2.70%, 09/15/51	5,502	3,343,535
2.90%, 03/01/32(a)	4,661	4,257,316
3.25%, 03/27/30	9,092	8,690,755
BAT Capital Corp.
2.73%, 03/25/31	8,877	8,110,709
4.39%, 08/15/37	15,073	13,774,542
4.54%, 08/15/47	14,677	12,094,870
4.63%, 03/22/33	9,005	8,843,475
4.74%, 03/16/32(a)	6,787	6,774,542
4.76%, 09/06/49	7,120	5,997,233
4.91%, 04/02/30	6,540	6,592,514
5.35%, 08/15/32(a)	7,380	7,585,540
5.63%, 08/15/35(a)	9,647	9,960,723
5.83%, 02/20/31	6,060	6,328,666
6.00%, 02/20/34	8,189	8,655,187
6.34%, 08/02/30	5,134	5,448,146
6.42%, 08/02/33	12,054	13,066,201
7.08%, 08/02/43	6,233	6,936,804
7.08%, 08/02/53	8,906	10,016,250

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	$6,301	$5,758,094
4.20%, 09/17/29	6,283	6,213,459
4.65%, 09/17/34(a)	6,321	6,123,460
Philip Morris International, Inc.
1.75%, 11/01/30	5,708	5,065,356
2.10%, 05/01/30(a)	5,130	4,681,062
3.38%, 08/15/29	6,593	6,380,022
3.88%, 08/21/42	7,655	6,238,850
4.00%, 10/29/30	6,422	6,280,418
4.13%, 03/04/43	5,111	4,288,064
4.25%, 10/29/32(a)	6,665	6,477,003
4.25%, 11/10/44	6,745	5,650,001
4.38%, 04/30/30	5,902	5,860,043
4.38%, 11/15/41	5,041	4,414,660
4.63%, 11/01/29	4,758	4,779,910
4.63%, 10/29/35(a)	8,778	8,477,579
4.75%, 11/01/31	6,808	6,839,307
4.88%, 04/29/36	8,906	8,733,986
4.88%, 11/15/43	6,040	5,498,146
4.90%, 11/01/34(a)	5,952	5,926,274
5.13%, 02/15/30(a)	15,088	15,379,570
5.13%, 02/13/31	10,248	10,466,844
5.25%, 02/13/34	11,031	11,233,677
5.38%, 02/15/33(a)	14,834	15,281,258
5.63%, 11/17/29	8,826	9,125,208
5.63%, 09/07/33	5,577	5,819,470
5.75%, 11/17/32	10,371	10,887,231
6.38%, 05/16/38(a)	11,181	12,241,649
Reynolds American, Inc.
5.70%, 08/15/35	6,918	7,133,859
5.85%, 08/15/45	14,809	14,552,982
		469,084,893
Airlines — 0.0%
Delta Air Lines, Inc., 5.25%, 07/10/30	5,157	5,216,171
Southwest Airlines Co., 5.25%, 11/15/35(a)	5,561	5,390,176
		10,606,347
Apparel — 0.1%
NIKE, Inc.
2.85%, 03/27/30	12,185	11,505,803
3.25%, 03/27/40	7,555	6,013,761
3.38%, 03/27/50(a)	11,011	7,777,502
3.88%, 11/01/45(a)	7,101	5,637,756
Tapestry, Inc.
5.10%, 03/11/30	200	202,079
5.50%, 03/11/35	1,402	1,412,090
		32,548,991
Auto Manufacturers — 2.0%
American Honda Finance Corp.
4.40%, 09/05/29	5,773	5,714,696
4.90%, 01/10/34(a)	7,366	7,260,961
5.05%, 07/10/31(a)	5,544	5,578,047
5.15%, 07/09/32	6,381	6,425,562
Cummins, Inc.
1.50%, 09/01/30	5,333	4,729,600
5.15%, 02/20/34	7,278	7,414,511
5.30%, 05/09/35(a)	9,480	9,687,109
5.45%, 02/20/54(a)	6,156	6,028,725
Ford Motor Co.
3.25%, 02/12/32	17,266	15,308,738
Security	Par (000)	Value
Auto Manufacturers (continued)
4.75%, 01/15/43	$14,089	$11,207,802
5.29%, 12/08/46(a)	8,241	6,892,176
6.10%, 08/19/32(a)	12,791	13,120,263
7.45%, 07/16/31	7,483	8,173,952
Ford Motor Credit Co. LLC
3.63%, 06/17/31	6,488	5,962,025
4.00%, 11/13/30	13,386	12,643,511
5.30%, 09/06/29	8,891	8,900,449
5.42%, 04/09/31(a)	12,335	12,293,324
5.73%, 09/05/30	10,527	10,640,523
5.75%, 04/06/33	7,443	7,422,670
5.87%, 10/31/35(a)	7,328	7,219,310
5.88%, 11/07/29(a)	6,750	6,857,830
6.05%, 03/05/31(a)	9,593	9,808,841
6.05%, 11/05/31	9,660	9,843,978
6.13%, 03/08/34	10,837	10,984,803
6.47%, 05/22/36(a)	8,951	9,183,816
6.50%, 02/07/35(a)	8,210	8,465,330
6.53%, 03/19/32(a)	5,686	5,901,557
7.12%, 11/07/33(a)	7,742	8,303,744
7.20%, 06/10/30	7,234	7,665,625
7.35%, 03/06/30(a)	8,523	9,072,296
General Motors Co.
5.00%, 04/01/35(a)	5,342	5,191,883
5.15%, 04/01/38	7,364	7,016,333
5.20%, 04/01/45(a)	8,401	7,448,007
5.40%, 10/15/29(a)	5,521	5,639,581
5.40%, 04/01/48(a)	5,443	4,889,774
5.60%, 10/15/32(a)	8,697	8,947,519
5.63%, 04/15/30	6,743	6,939,337
5.95%, 04/01/49(a)	6,944	6,677,655
6.25%, 10/02/43(a)	10,788	10,854,314
6.60%, 04/01/36(a)	8,407	9,040,003
6.75%, 04/01/46(a)	5,955	6,280,768
General Motors Financial Co., Inc.
2.35%, 01/08/31	7,852	7,042,531
2.70%, 06/10/31	10,543	9,512,347
3.10%, 01/12/32	9,372	8,483,790
3.60%, 06/21/30	9,471	9,049,040
4.60%, 01/08/31(a)	7,390	7,314,556
4.90%, 10/06/29	6,016	6,048,109
5.35%, 01/07/30	8,771	8,939,827
5.45%, 07/15/30(a)	9,565	9,792,404
5.45%, 09/06/34	6,440	6,481,411
5.55%, 07/15/29(a)	6,388	6,535,806
5.60%, 06/18/31	8,610	8,862,176
5.63%, 04/04/32	5,583	5,736,566
5.75%, 02/08/31	7,647	7,910,176
5.85%, 04/06/30(a)	9,569	9,915,164
5.90%, 01/07/35(a)	5,637	5,811,609
5.95%, 04/04/34(a)	10,074	10,455,629
6.10%, 01/07/34	9,943	10,415,423
6.15%, 07/15/35(a)	6,457	6,748,210
6.40%, 01/09/33	8,216	8,770,785
Honda Motor Co. Ltd.
2.97%, 03/10/32	5,413	4,877,338
4.69%, 07/08/30(a)	4,744	4,722,894
5.34%, 07/08/35(a)	6,954	6,973,781
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	9,415	10,856,173

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Toyota Motor Credit Corp.
2.15%, 02/13/30	$8,222	$7,569,934
3.38%, 04/01/30	7,440	7,140,935
4.45%, 06/29/29	3,968	3,970,972
4.55%, 08/09/29	5,795	5,813,842
4.60%, 10/10/31	5,013	5,005,759
4.80%, 05/15/30(a)	7,661	7,737,583
4.80%, 01/05/34(a)	7,747	7,709,976
5.10%, 03/21/31(a)	7,523	7,683,390
5.35%, 01/09/35	5,647	5,794,300
5.55%, 11/20/30(a)	7,694	7,995,503
Series B, 4.20%, 01/10/31(a)	5,959	5,871,700
Series B, 4.55%, 05/14/31	7,296	7,267,218
Series B, 4.60%, 03/11/33(a)	8,414	8,284,695
		606,738,500
Auto Parts & Equipment — 0.0%
Aptiv Swiss Holdings Ltd.
3.10%, 12/01/51(a)	12,192	7,496,863
4.15%, 05/01/52(a)	1,374	1,021,880
		8,518,743
Banks — 21.9%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	2,343	2,366,915
Banco Bilbao Vizcaya Argentaria SA
4.97%, 05/08/31	10,166	10,159,117
5.13%, 03/03/36(a)	7,021	6,832,111
6.03%, 03/13/35, (1-year CMT + 1.95%)(c)	7,303	7,619,258
Banco Santander SA
2.75%, 12/03/30	7,118	6,436,716
2.96%, 03/25/31	6,437	5,906,892
3.31%, 06/27/29(a)	3,410	3,290,507
3.49%, 05/28/30	9,824	9,356,696
4.55%, 11/06/30	9,782	9,634,234
4.87%, 04/15/31(a)	9,328	9,271,748
5.13%, 11/06/35(a)	10,006	9,809,589
5.44%, 07/15/31	13,278	13,651,826
5.44%, 04/15/36(a)	5,686	5,677,022
5.57%, 01/17/30	6,593	6,755,136
6.03%, 01/17/35	7,227	7,576,646
6.35%, 03/14/34(a)	8,871	9,391,577
6.92%, 08/08/33	15,039	16,336,595
6.94%, 11/07/33(a)	11,394	12,775,827
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.53%)(c)	19,468	17,388,454
1.92%, 10/24/31, (1-day SOFR + 1.37%)(c)	18,169	16,117,309
2.30%, 07/21/32, (1-day SOFR + 1.22%)(c)	30,201	26,726,831
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.25%)(c)	26,291	24,325,106
2.57%, 10/20/32, (1-day SOFR + 1.21%)(c)	22,903	20,425,509
2.59%, 04/29/31, (1-day SOFR + 2.15%)(c)	21,099	19,509,374
2.68%, 06/19/41, (1-day SOFR + 1.93%)(c)	36,454	26,399,633
2.69%, 04/22/32, (1-day SOFR + 1.32%)(c)	35,854	32,526,397
2.83%, 10/24/51, (1-day SOFR + 1.88%)(c)	8,866	5,553,194
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.45%)(a)(c)	14,739	13,939,515
2.97%, 02/04/33, (1-day SOFR + 1.33%)(c)	28,581	25,833,177
2.97%, 07/21/52, (1-day SOFR + 1.56%)(a)(c)	15,278	9,836,528
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.44%)(c)	14,646	14,030,065
3.31%, 04/22/42, (1-day SOFR + 1.58%)(c)	26,015	20,115,058
Security	Par (000)	Value
Banks (continued)
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.45%)(c)	$11,975	$9,403,603
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.58%)(c)	8,744	7,656,104
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.41%)(c)	43,098	33,980,459
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.08%)(a)(c)	13,853	12,680,087
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.78%)(c)	21,328	17,602,024
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.25%)(c)	16,500	14,042,381
4.46%, 02/06/32, (1-day SOFR + 0.87%)(c)	18,474	18,194,189
4.57%, 04/27/33, (1-day SOFR + 1.83%)(c)	29,067	28,548,311
4.70%, 04/23/32, (1-day SOFR + 1.04%)(c)	24,531	24,375,216
5.00%, 01/21/44	15,930	14,962,778
5.02%, 07/22/33, (1-day SOFR + 2.16%)(c)	35,103	35,264,109
5.05%, 02/06/37, (1-day SOFR + 1.13%)(a)(c)	33,228	32,733,704
5.16%, 01/24/31, (1-day SOFR + 1.00%)(c)	19,112	19,427,281
5.29%, 04/25/34, (1-day SOFR + 1.91%)(a)(c)	35,388	35,932,950
5.46%, 05/09/36, (1-day SOFR + 1.64%)(c)	13,405	13,677,148
5.47%, 01/23/35, (1-day SOFR + 1.65%)(c)	40,007	40,879,217
5.51%, 01/24/36, (1-day SOFR + 1.31%)(c)	25,983	26,569,278
5.87%, 09/15/34, (1-day SOFR + 1.84%)(c)	27,937	29,261,686
5.88%, 02/07/42	13,944	14,428,501
6.11%, 01/29/37(a)	16,117	16,999,946
7.75%, 05/14/38	14,427	17,225,633
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.22%)(c)	14,894	13,526,694
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.65%)(c)	6,332	4,495,473
Bank of America N.A., 6.00%, 10/15/36	6,247	6,618,813
Bank of Montreal
4.35%, 09/22/31, (1-day SOFR Index + 1.08%)(c)	8,078	7,958,986
4.64%, 09/10/30, (1-day SOFR + 1.25%)(c)	3,699	3,701,694
4.88%, 06/02/32(c)	4,025	4,026,833
5.30%, 06/02/37(c)	4,025	4,031,250
5.51%, 06/04/31	4,153	4,301,918
Series J, 4.44%, 01/14/32, (1-day SOFR + 0.97%)(c)	6,271	6,173,654
Bank of Nova Scotia(The)
2.45%, 02/02/32	8,587	7,615,493
4.34%, 09/15/31, (1-day SOFR + 1.09%)(c)	6,304	6,194,888
4.81%, 02/02/34, (1-day SOFR + 1.05%)(c)	6,295	6,209,259
4.85%, 02/01/30	9,995	10,080,653
4.90%, 06/05/32, (1-day SOFR + 0.97%)(c)	6,250	6,264,500
5.13%, 02/14/31, (1-day SOFR + 1.07%)(c)	8,671	8,798,635
5.65%, 02/01/34(a)	6,104	6,365,277
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.90%)(c)	11,921	10,941,401
2.67%, 03/10/32, (1-year CMT + 1.20%)(c)	8,531	7,688,514
2.89%, 11/24/32, (1-year CMT + 1.30%)(c)	6,152	5,509,488
3.33%, 11/24/42, (1-year CMT + 1.30%)(c)	5,757	4,320,775
4.52%, 02/24/32, (1-day SOFR + 1.14%)(c)	10,218	10,008,109
4.94%, 09/10/30, (1-day SOFR + 1.56%)(c)	13,669	13,714,444
4.95%, 01/10/47	11,192	9,980,826
5.21%, 02/24/37, (1-day SOFR + 1.51%)(c)	11,545	11,232,393
5.25%, 08/17/45(a)	10,413	9,763,311
5.34%, 09/10/35, (1-day SOFR + 1.91%)(a)(c)	13,141	13,056,147
5.37%, 02/25/31, (1-day SOFR + 1.23%)(c)	15,762	16,014,343

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.75%, 08/09/33, (1-year CMT + 3.00%)(c)	$7,535	$7,754,623
5.79%, 02/25/36, (1-day SOFR + 1.59%)(c)	16,586	16,918,393
5.86%, 08/11/46, (1-day SOFR + 1.83%)(c)	9,799	9,770,937
6.04%, 03/12/55, (1-day SOFR + 2.42%)(a)(c)	5,212	5,404,122
6.22%, 05/09/34, (1-day SOFR + 2.98%)(c)	16,836	17,744,807
6.69%, 09/13/34, (1-day SOFR + 2.62%)(c)	10,981	11,885,257
7.44%, 11/02/33, (1-year CMT + 3.50%)(c)	12,747	14,258,999
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34(a)	6,147	6,081,685
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	4,917	4,627,271
4.58%, 09/08/31, (1-day SOFR Index + 1.17%)(c)	5,077	5,031,238
4.63%, 09/11/30, (1-day SOFR + 1.34%)(c)	5,002	4,997,428
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)(c)	7,841	7,982,399
6.09%, 10/03/33	7,690	8,216,454
Citibank N.A.
4.84%, 08/06/29(a)	5,565	5,633,910
4.91%, 05/29/30(a)	16,732	16,942,930
5.57%, 04/30/34	15,983	16,633,825
Citigroup, Inc.
2.52%, 11/03/32, (1-day SOFR + 1.18%)(c)	9,789	8,690,798
2.56%, 05/01/32, (1-day SOFR + 1.17%)(c)	22,058	19,842,358
2.57%, 06/03/31, (1-day SOFR + 2.11%)(c)	27,832	25,601,162
2.67%, 01/29/31, (1-day SOFR + 1.15%)(c)	17,623	16,401,037
2.90%, 11/03/42, (1-day SOFR + 1.38%)(a)(c)	9,611	6,977,709
2.98%, 11/05/30, (1-day SOFR + 1.42%)(c)	15,486	14,644,737
3.06%, 01/25/33, (1-day SOFR + 1.35%)(c)	18,467	16,738,871
3.79%, 03/17/33, (1-day SOFR + 1.94%)(c)	20,733	19,525,506
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.43%)(c)	23,438	20,344,210
4.41%, 03/31/31, (1-day SOFR + 3.91%)(c)	26,032	25,740,598
4.50%, 09/11/31, (1-day SOFR + 1.17%)(c)	24,221	23,940,225
4.54%, 09/19/30, (1-day SOFR + 1.34%)(c)	20,594	20,501,852
4.65%, 07/30/45	7,926	6,993,273
4.65%, 07/23/48	500	435,798
4.75%, 05/18/46	17,193	14,642,840
4.91%, 05/24/33, (1-day SOFR + 2.09%)(c)	15,321	15,265,895
4.95%, 05/07/31, (1-day SOFR + 1.46%)(c)	12,305	12,387,174
5.17%, 09/11/36, (1-day SOFR + 1.49%)(c)	22,548	22,414,322
5.30%, 05/06/44	8,671	8,140,798
5.32%, 03/26/41, (1-day SOFR + 4.55%)(a)(c)	9,854	9,680,344
5.33%, 03/27/36, (1-day SOFR + 1.47%)(c)	17,257	17,378,898
5.45%, 06/11/35, (1-day SOFR + 1.45%)(a)(c)	19,601	19,946,448
5.61%, 03/04/56, (1-day SOFR + 1.75%)(a)(c)	15,075	14,757,970
5.88%, 01/30/42	7,670	7,902,397
6.27%, 11/17/33, (1-day SOFR + 2.34%)(a)(c)	17,115	18,301,581
6.63%, 06/15/32(a)	8,326	9,048,241
6.68%, 09/13/43	6,988	7,599,048
8.13%, 07/15/39	14,978	18,695,755
Citizens Financial Group, Inc.
3.25%, 04/30/30(a)	6,022	5,699,599
5.25%, 03/05/31, (1-day SOFR + 1.26%)(c)	6,607	6,681,942
5.72%, 07/23/32, (1-day SOFR + 1.91%)(c)	7,833	8,046,557
6.65%, 04/25/35, (1-day SOFR + 2.33%)(c)	6,319	6,813,237
Commonwealth Bank of Australia, 4.15%, 10/01/30	5,457	5,384,515
Cooperatieve Rabobank UA
5.25%, 05/24/41	9,947	9,787,982
5.25%, 08/04/45(a)	9,482	8,807,286
5.75%, 12/01/43	8,188	8,084,753
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA/New York, 4.49%, 10/17/29	$2,789	$2,799,994
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.72%)(c)	8,051	7,325,005
3.55%, 09/18/31, (1-day SOFR + 3.04%)(c)	10,677	10,063,012
4.47%, 12/10/31, (1-day SOFR + 1.10%)(c)	8,638	8,498,938
4.73%, 02/06/32, (1-day SOFR + 1.14%)(c)	8,315	8,188,878
5.00%, 09/11/30, (1-day SOFR + 1.70%)(c)	7,200	7,234,284
5.06%, 04/14/32, (1-day SOFR + 1.41%)(a)(c)	10,824	10,800,608
5.30%, 05/09/31, (1-day SOFR + 1.72%)(c)	13,156	13,278,599
5.40%, 09/11/35, (1-day SOFR + 2.05%)(c)	5,937	5,937,721
Fifth Third Bancorp
4.57%, 04/29/32, (1-day SOFR + 0.95%)(c)	9,627	9,472,835
4.77%, 07/28/30, (1-day SOFR Index + 2.13%)(c)	4,162	4,160,738
4.90%, 09/06/30, (1-day SOFR + 1.49%)(c)	7,133	7,154,909
5.14%, 01/29/37, (1-day SOFR + 1.24%)(a)(c)	7,053	6,904,325
5.63%, 01/29/32, (1-day SOFR + 1.84%)(c)	8,132	8,378,102
8.25%, 03/01/38	3,711	4,492,999
Goldman Sachs Capital I, 6.35%, 02/15/34	8,493	8,886,085
Goldman Sachs Group, Inc., 5.09%, 04/20/34, (1-day SOFR + 1.34%)(a)(c)	25,955	25,875,352
Goldman Sachs Group, Inc.(The)
1.99%, 01/27/32, (1-day SOFR + 1.09%)(c)	19,594	17,232,466
2.38%, 07/21/32, (1-day SOFR + 1.25%)(c)	29,532	26,119,131
2.60%, 02/07/30	9,081	8,462,277
2.62%, 04/22/32, (1-day SOFR + 1.28%)(c)	24,564	22,114,453
2.65%, 10/21/32, (1-day SOFR + 1.26%)(c)	22,914	20,379,792
2.91%, 07/21/42, (1-day SOFR + 1.47%)(c)	15,213	10,980,511
3.10%, 02/24/33, (1-day SOFR + 1.41%)(c)	28,330	25,662,085
3.21%, 04/22/42, (1-day SOFR + 1.51%)(c)	14,821	11,172,166
3.44%, 02/24/43, (1-day SOFR + 1.63%)(c)	14,598	11,167,940
3.80%, 03/15/30	13,520	13,114,703
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.63%)(c)	19,021	16,696,200
4.37%, 10/21/31, (1-day SOFR + 1.06%)(c)	19,773	19,363,729
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.69%)(c)	11,047	9,969,284
4.52%, 01/21/32, (1-day SOFR + 0.96%)(c)	28,504	28,048,512
4.69%, 10/23/30, (1-day SOFR + 1.14%)(c)	10,158	10,136,524
4.75%, 10/21/45	13,144	11,610,392
4.80%, 07/08/44	12,998	11,668,154
4.94%, 10/21/36, (1-day SOFR + 1.33%)(c)	26,179	25,396,198
4.97%, 06/03/32, (1-day SOFR + 1.03%)(c)	22,075	22,139,017
5.02%, 10/23/35, (1-day SOFR + 1.42%)(a)(c)	24,330	23,970,349
5.05%, 07/23/30, (1-day SOFR + 1.21%)(a)(c)	14,811	14,945,810
5.07%, 01/21/37, (1-day SOFR + 1.19%)(c)	32,059	31,337,743
5.15%, 05/22/45(a)	14,125	12,891,503
5.21%, 01/28/31, (1-day SOFR + 1.08%)(c)	19,289	19,545,698
5.22%, 04/23/31, (1-day SOFR + 1.58%)(c)	18,354	18,622,007
5.33%, 07/23/35, (1-day SOFR + 1.55%)(c)	21,094	21,221,138
5.43%, 06/03/37, (1-day SOFR + 1.31%)(c)	13,985	14,070,868
5.54%, 01/28/36, (1-day SOFR + 1.38%)(c)	20,002	20,339,214
5.54%, 01/21/47, (1-day SOFR + 1.32%)(c)	24,579	23,722,193
5.56%, 11/19/45, (1-day SOFR + 1.58%)(c)	23,989	23,284,213
5.73%, 01/28/56, (1-day SOFR + 1.70%)(c)	22,961	22,634,733
5.85%, 04/25/35, (1-day SOFR + 1.55%)(c)	17,457	18,166,868
6.13%, 02/15/33(a)	6,644	7,139,559
6.25%, 02/01/41	18,794	19,971,643
6.56%, 10/24/34, (1-day SOFR + 1.95%)(c)	9,585	10,411,232
6.75%, 10/01/37(a)	40,310	44,034,281

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.95%)(c)	$13,060	$11,805,284
2.80%, 05/24/32, (1-day SOFR + 1.19%)(c)	22,842	20,656,994
2.85%, 06/04/31, (1-day SOFR + 2.39%)(c)	9,023	8,355,850
2.87%, 11/22/32, (1-day SOFR + 1.41%)(c)	12,971	11,659,500
4.62%, 11/06/31, (1-day SOFR + 1.19%)(c)	20,042	19,796,153
4.68%, 03/10/32, (1-day SOFR + 1.21%)(c)	19,819	19,568,599
4.95%, 03/31/30	21,393	21,629,341
5.13%, 03/03/31, (1-day SOFR + 1.29%)(c)	18,565	18,727,912
5.13%, 11/06/36, (1-day SOFR + 1.43%)(c)	15,122	14,874,699
5.21%, 05/12/34, (1-day SOFR + 1.32%)(a)(c)	16,490	16,464,770
5.24%, 05/13/31, (1-day SOFR + 1.57%)(c)	15,274	15,468,212
5.25%, 03/14/44(a)	11,288	10,722,999
5.28%, 03/10/37, (1-day SOFR + 1.55%)(c)	23,474	23,205,866
5.29%, 11/19/30, (1-day SOFR + 1.29%)(c)	13,410	13,603,707
5.40%, 08/11/33, (1-day SOFR + 2.87%)(a)(c)	17,526	17,805,852
5.45%, 03/03/36, (1-day SOFR + 1.56%)(c)	15,476	15,607,469
5.72%, 03/04/35, (1-day SOFR + 1.78%)(a)(c)	10,580	10,896,462
5.73%, 05/17/32, (1-day SOFR + 1.52%)(c)	12,341	12,730,594
5.79%, 05/13/36, (1-day SOFR + 1.88%)(c)	14,403	14,868,215
6.10%, 01/14/42(a)	5,643	5,996,790
6.25%, 03/09/34, (1-day SOFR + 2.39%)(c)	15,025	15,981,802
6.33%, 03/09/44, (1-day SOFR + 2.65%)(a)(c)	20,054	21,460,495
6.50%, 05/02/36(a)	6,397	6,970,644
6.50%, 09/15/37	17,164	18,380,176
6.80%, 06/01/38	6,923	7,615,953
Huntington Bancshares, Inc./Ohio
2.55%, 02/04/30	7,348	6,808,126
4.62%, 01/28/32, (1-day SOFR + 0.99%)(c)	5,633	5,556,361
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)(c)	6,236	6,327,265
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)(c)	8,822	9,044,277
Huntington National Bank (The), 5.65%, 01/10/30	3,869	3,994,173
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.32%)(c)	6,343	5,765,048
4.25%, 03/28/33, (1-day SOFR + 2.07%)(c)	5,390	5,213,465
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(c)	6,368	6,430,129
5.42%, 03/23/37, (1-day SOFR Index + 1.61%)(c)	12,512	12,533,364
5.53%, 03/25/36, (1-day SOFR + 1.61%)(c)	7,209	7,322,039
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)(c)	10,364	10,567,345
6.11%, 09/11/34, (1-day SOFR + 2.09%)(c)	11,006	11,688,216
Series VAR, 4.80%, 03/23/32, (1-day SOFR Index + 1.26%)(c)	11,061	11,004,786
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.11%)(c)	9,555	8,413,948
1.95%, 02/04/32, (1-day SOFR + 1.07%)(a)(c)	24,210	21,341,587
2.52%, 04/22/31, (1-day SOFR + 2.04%)(c)	20,522	18,937,488
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.51%)(c)	11,453	8,125,800
2.55%, 11/08/32, (1-day SOFR + 1.18%)(c)	21,011	18,736,179
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.25%)(c)	25,656	23,166,555
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.51%)(c)	25,313	23,806,092
2.96%, 01/25/33, (1-day SOFR + 1.26%)(c)	33,362	30,257,129
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.46%)(c)	12,889	9,967,704
Security	Par (000)	Value
Banks (continued)
3.11%, 04/22/51, (1-day SOFR + 2.44%)(c)	$15,204	$10,154,320
3.16%, 04/22/42, (3-mo. CME Term SOFR + 1.46%)(c)	16,692	12,708,244
3.33%, 04/22/52, (1-day SOFR + 1.58%)(a)(c)	25,878	17,870,208
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.62%)(c)	20,405	18,026,220
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.48%)(c)	9,092	7,096,965
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.64%)(a)(c)	33,062	26,203,863
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.72%)(c)	16,322	13,068,023
4.26%, 10/22/31, (1-day SOFR + 0.93%)(c)	12,994	12,743,836
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.84%)(c)	16,412	13,614,903
4.35%, 01/22/32, (1-day SOFR + 0.84%)(c)	19,465	19,126,494
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.79%)(c)	21,957	21,844,666
4.57%, 06/14/30, (1-day SOFR + 1.75%)(a)(c)	7,055	7,041,866
4.59%, 04/26/33, (1-day SOFR + 1.80%)(c)	16,511	16,279,707
4.60%, 10/22/30, (1-day SOFR + 1.04%)(c)	15,492	15,470,500
4.62%, 04/23/32, (1-day SOFR + 0.99%)(c)	22,203	22,014,290
4.81%, 10/22/36, (1-day SOFR + 1.19%)(c)	23,668	22,964,930
4.85%, 02/01/44(a)	4,909	4,528,745
4.90%, 01/22/37, (1-day SOFR + 1.07%)(c)	25,014	24,343,750
4.91%, 07/25/33, (1-day SOFR + 2.08%)(c)	30,692	30,771,615
4.95%, 10/22/35, (1-day SOFR + 1.34%)(c)	17,467	17,243,560
4.95%, 06/01/45	12,745	11,714,077
5.00%, 07/22/30, (1-day SOFR + 1.13%)(c)	13,322	13,443,763
5.10%, 04/22/31, (1-day SOFR + 1.44%)(c)	18,294	18,584,004
5.14%, 01/24/31, (1-day SOFR + 1.01%)(c)	21,346	21,674,208
5.15%, 04/23/37, (1-day SOFR + 1.26%)(c)	28,948	28,752,065
5.29%, 07/22/35, (1-day SOFR + 1.46%)(c)	22,723	22,951,402
5.34%, 01/23/35, (1-day SOFR + 1.62%)(c)	24,612	24,979,110
5.35%, 06/01/34, (1-day SOFR + 1.85%)(c)	33,050	33,702,754
5.40%, 01/06/42	11,789	11,692,707
5.50%, 01/24/36, (1-day SOFR + 1.32%)(c)	24,878	25,435,324
5.50%, 10/15/40(a)	8,758	8,937,994
5.53%, 11/29/45, (1-day SOFR + 1.55%)(c)	15,830	15,726,301
5.57%, 04/22/36, (1-day SOFR + 1.68%)(c)	25,879	26,616,919
5.60%, 07/15/41	12,061	12,237,427
5.63%, 08/16/43(a)	9,396	9,449,233
5.77%, 04/22/35, (1-day SOFR + 1.49%)(c)	22,315	23,222,132
6.25%, 10/23/34, (1-day SOFR + 1.81%)(c)	20,910	22,415,060
6.40%, 05/15/38(a)	23,922	26,415,950
Keybank National Association
4.90%, 08/08/32	7,193	7,069,605
5.00%, 01/26/33	5,896	5,840,697
KeyCorp
2.55%, 10/01/29	6,123	5,738,087
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(c)	7,369	7,219,817
5.31%, 01/28/37, (1-day SOFR + 1.37%)(c)	8,375	8,242,889
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)(c)	7,419	7,912,158
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	7,939	6,467,313
4.43%, 11/04/31, (1-year CMT + 0.82%)(a)(c)	9,077	8,927,315
4.94%, 11/04/36, (1-year CMT + 0.97%)(c)	9,040	8,759,798
4.98%, 08/11/33, (1-year CMT + 2.30%)(a)(c)	10,134	10,099,857
5.30%, 12/01/45(a)	4,409	4,103,324

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.59%, 11/26/35, (1-year CMT + 1.20%)(a)(c)	$5,335	$5,447,300
5.67%, 02/10/47, (1-year CMT + 0.82%)(a)(c)	8,970	8,793,475
5.68%, 01/05/35, (1-year CMT + 1.75%)(c)	15,462	15,900,778
5.72%, 06/05/30, (1-year CMT + 1.07%)(c)	7,598	7,816,664
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.85%)(c)	7,425	7,374,553
5.18%, 07/08/31, (1-day SOFR + 1.40%)(c)	6,579	6,643,445
5.39%, 01/16/36, (1-day SOFR + 1.61%)(c)	6,235	6,225,268
6.08%, 03/13/32, (1-day SOFR + 2.26%)(c)	8,030	8,387,690
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/30	9,410	8,501,286
2.31%, 07/20/32, (1-year CMT + 0.95%)(a)(c)	14,843	13,119,026
2.49%, 10/13/32, (1-year CMT + 0.97%)(c)	5,800	5,141,789
2.56%, 02/25/30	8,049	7,465,914
2.85%, 01/19/33, (1-year CMT + 1.10%)(c)	8,142	7,303,436
3.20%, 07/18/29	9,084	8,709,577
3.75%, 07/18/39(a)	11,573	9,838,619
4.51%, 01/14/32, (1-year CMT + 0.80%)(c)	9,586	9,443,798
4.53%, 09/12/31, (1-year CMT + 0.80%)(c)	7,976	7,887,030
4.85%, 04/21/32, (1-year CMT + 0.92%)(c)	5,252	5,247,313
5.06%, 01/14/37, (1-year CMT + 0.90%)(c)	9,863	9,717,987
5.13%, 07/20/33, (1-year CMT + 2.13%)(c)	8,742	8,816,141
5.16%, 04/24/31, (1-year CMT + 1.17%)(c)	8,646	8,768,573
5.19%, 09/12/36, (1-year CMT + 0.93%)(c)	8,163	8,143,037
5.20%, 01/16/31, (1-year CMT + 0.78%)(c)	8,664	8,794,411
5.33%, 04/21/37, (1-year CMT + 1.02%)(c)	13,299	13,333,649
5.41%, 04/19/34, (1-year CMT + 1.97%)(a)(c)	5,561	5,696,062
5.43%, 04/17/35, (1-year CMT + 1.00%)(c)	9,877	10,060,260
5.44%, 02/22/34, (1-year CMT + 1.63%)(c)	8,700	8,914,947
5.47%, 09/13/33, (1-year CMT + 2.13%)(c)	4,678	4,805,900
5.57%, 01/16/36, (1-year CMT + 0.95%)(c)	10,793	11,075,550
5.62%, 04/24/36, (1-year CMT + 1.27%)(c)	11,668	12,000,016
5.87%, 04/21/47, (1-year CMT + 0.98%)(a)(c)	9,710	9,832,392
Mizuho Financial Group, Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.53%)(c)	6,219	5,542,795
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.77%)(c)	10,119	9,143,136
2.56%, 09/13/31	6,122	5,421,038
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(c)	5,152	4,926,112
4.71%, 07/08/31, (1-year CMT + 0.92%)(c)	9,770	9,751,452
5.32%, 07/08/36, (1-year CMT + 1.07%)(a)(c)	7,241	7,279,026
5.38%, 07/10/30, (1-year CMT + 1.08%)(c)	4,653	4,746,200
5.42%, 05/13/36, (1-year CMT + 0.98%)(c)	6,256	6,331,442
5.58%, 05/26/35, (1-year CMT + 1.30%)(a)(c)	4,659	4,791,736
5.67%, 09/13/33, (1-year CMT + 2.40%)(c)	4,071	4,226,336
5.75%, 05/27/34, (1-year CMT + 1.80%)(c)	6,472	6,737,194
5.75%, 07/06/34, (1-year CMT + 1.90%)(c)	6,829	7,106,811
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.03%)(c)	19,945	17,348,426
1.93%, 04/28/32, (1-day SOFR + 1.02%)(c)	21,037	18,324,832
2.24%, 07/21/32, (1-day SOFR + 1.18%)(a)(c)	28,909	25,422,791
2.51%, 10/20/32, (1-day SOFR + 1.20%)(c)	21,303	18,881,243
2.70%, 01/22/31, (1-day SOFR + 1.14%)(c)	25,034	23,306,687
2.80%, 01/25/52, (1-day SOFR + 1.43%)(a)(c)	11,633	7,257,715
2.94%, 01/21/33, (1-day SOFR + 1.29%)(c)	17,829	16,071,856
3.22%, 04/22/42, (1-day SOFR + 1.49%)(c)	13,413	10,238,622
3.62%, 04/01/31, (1-day SOFR + 3.12%)(c)	19,123	18,363,438
3.97%, 07/22/38(a)(c)	16,352	14,393,125
4.30%, 01/27/45	18,861	15,895,706
Security	Par (000)	Value
Banks (continued)
4.38%, 01/22/47	$15,530	$13,025,002
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.69%)(c)	8,491	7,856,284
4.49%, 01/16/32, (1-day SOFR + 0.95%)(c)	24,240	23,838,336
4.65%, 10/18/30, (1-day SOFR + 1.10%)(c)	20,501	20,428,759
4.71%, 03/12/32, (1-day SOFR + 1.20%)(c)	25,731	25,469,246
4.81%, 04/16/32, (1-day SOFR Index + 1.18%)(c)	24,527	24,392,639
4.89%, 07/20/33, (1-day SOFR + 2.08%)(c)	11,174	11,137,255
5.04%, 07/19/30, (1-day SOFR + 1.22%)(c)	12,830	12,945,834
5.07%, 01/30/37, (1-day SOFR + 1.18%)(c)	31,638	30,987,121
5.19%, 04/17/31, (1-day SOFR + 1.51%)(c)	15,665	15,888,764
5.23%, 01/15/31, (1-day SOFR + 1.11%)(a)(c)	17,396	17,649,449
5.25%, 04/21/34, (1-day SOFR + 1.87%)(c)	25,546	25,834,031
5.30%, 04/10/37, (1-day SOFR Index + 1.41%)(a)(c)	30,315	30,199,103
5.32%, 07/19/35, (1-day SOFR + 1.56%)(c)	23,574	23,796,828
5.42%, 07/21/34, (1-day SOFR + 1.88%)(c)	17,360	17,701,594
5.47%, 01/18/35, (1-day SOFR + 1.73%)(c)	17,983	18,333,023
5.52%, 11/19/55, (1-day SOFR + 1.71%)(c)	21,546	20,843,831
5.59%, 01/18/36, (1-day SOFR + 1.42%)(c)	23,585	24,142,488
5.60%, 03/24/51, (1-day SOFR + 4.84%)(a)(c)	13,683	13,431,690
5.66%, 04/17/36, (1-day SOFR + 1.76%)(c)	21,964	22,618,417
5.83%, 04/19/35, (1-day SOFR + 1.58%)(c)	21,346	22,224,544
5.90%, 03/13/47, (1-day SOFR + 1.78%)(c)	24,881	25,243,163
6.34%, 10/18/33, (1-day SOFR + 2.56%)(c)	19,815	21,205,189
6.38%, 07/24/42	14,911	16,215,799
6.63%, 11/01/34, (1-day SOFR + 2.05%)(c)	16,489	18,004,059
7.25%, 04/01/32(a)	7,894	8,926,301
Series I, 4.36%, 10/22/31, (1-day SOFR + 1.07%)(c)	18,358	18,011,847
Series I, 4.89%, 10/22/36, (1-day SOFR + 1.31%)(c)	25,756	24,989,579
Morgan Stanley Private Bank N.A.
4.47%, 11/19/31, (1-day SOFR + 1.02%)(c)	20,387	20,070,541
4.73%, 07/18/31, (1-day SOFR + 1.08%)(c)	21,765	21,693,519
National Australia Bank Ltd./New York
4.53%, 06/13/30(a)	2,692	2,705,729
4.90%, 01/14/30	2,628	2,672,180
National Bank of Canada
4.50%, 10/10/29	2,416	2,405,904
4.93%, 06/04/32(c)	4,165	4,165,213
NatWest Group PLC
4.96%, 08/15/30, (1-year CMT + 1.22%)(c)	9,206	9,265,611
5.12%, 05/23/31, (1-year CMT + 1.05%)(a)(c)	10,900	10,993,051
5.78%, 03/01/35, (1-year CMT + 1.50%)(c)	9,068	9,399,633
6.02%, 03/02/34, (1-year CMT + 2.10%)(c)	5,420	5,702,290
Northern Trust Corp.
1.95%, 05/01/30	7,089	6,458,533
6.13%, 11/02/32	4,556	4,881,667
PNC Bank N.A., 2.70%, 10/22/29	5,855	5,510,460
PNC Financial Services Group, Inc.(The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(c)	10,886	9,714,171
2.55%, 01/22/30	14,920	13,921,225
4.81%, 10/21/32, (1-day SOFR + 1.26%)(c)	11,752	11,723,181
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)(c)	10,609	10,685,540
5.07%, 01/24/34, (1-day SOFR + 1.93%)(c)	13,915	13,949,356
5.22%, 01/29/31, (1-day SOFR + 1.07%)(c)	6,688	6,812,339
5.37%, 07/21/36, (1-day SOFR + 1.42%)(c)	9,264	9,346,143
5.40%, 07/23/35, (1-day SOFR + 1.60%)(c)	8,572	8,693,843
5.58%, 01/29/36, (1-day SOFR + 1.39%)(c)	11,515	11,793,331

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.68%, 01/22/35, (1-day SOFR + 1.90%)(c)	$12,388	$12,784,832
5.94%, 08/18/34, (1-day SOFR + 1.95%)(c)	6,098	6,416,368
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(c)	12,310	12,985,089
6.88%, 10/20/34, (1-day SOFR + 2.28%)(c)	16,333	18,076,984
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR + 2.06%)(a)(c)	4,734	4,775,770
5.72%, 06/06/30, (1-day SOFR + 1.49%)(c)	4,572	4,688,431
Royal Bank of Canada
2.30%, 11/03/31	13,793	12,320,952
3.88%, 05/04/32	10,483	10,072,417
4.31%, 11/03/31, (1-day SOFR + 0.98%)(c)	6,935	6,814,228
4.61%, 05/03/32, (1-day SOFR + 1.01%)(c)	12,075	11,968,942
4.65%, 10/18/30, (1-day SOFR Index + 1.08%)(a)(c)	14,799	14,812,359
4.70%, 08/06/31, (1-day SOFR + 1.06%)(c)	5,878	5,870,158
4.97%, 08/02/30, (1-day SOFR + 1.10%)(c)	9,569	9,663,288
4.97%, 05/02/31, (1-day SOFR Index + 1.13%)(c)	5,201	5,250,610
5.00%, 02/01/33	13,168	13,303,753
5.00%, 05/02/33	6,120	6,181,830
5.15%, 02/04/31, (1-day SOFR + 1.03%)(a)(c)	8,572	8,699,049
5.15%, 02/01/34(a)	10,360	10,582,414
Santander Holdings USA, Inc.
5.35%, 09/06/30, (1-day SOFR + 1.94%)(a)(c)	9,240	9,334,114
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)(c)	7,669	7,861,387
6.34%, 05/31/35, (1-day SOFR + 2.14%)(a)(c)	5,375	5,690,700
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.55%)(a)(c)	3,872	3,873,785
5.14%, 09/22/36, (1-day SOFR Index + 1.58%)(a)(c)	6,227	6,040,431
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(c)	12,817	13,141,274
State Street Bank & Trust Co., 4.78%, 11/23/29	3,276	3,321,510
State Street Corp.
2.20%, 03/03/31	6,041	5,415,927
2.40%, 01/24/30(a)	3,563	3,335,377
4.83%, 04/24/30	8,212	8,316,712
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/30(a)	14,248	12,876,490
2.22%, 09/17/31(a)	7,520	6,596,392
2.75%, 01/15/30	10,721	10,025,594
2.93%, 09/17/41(a)	6,667	4,831,982
3.04%, 07/16/29	10,152	9,677,514
4.49%, 01/15/32, (1-day SOFR + 1.02%)(c)	9,541	9,403,036
5.05%, 01/15/37, (1-day SOFR + 1.22%)(c)	9,151	9,018,034
5.24%, 04/15/30(a)	7,091	7,222,188
5.32%, 07/09/29(a)	2,143	2,185,008
5.42%, 07/09/31	6,349	6,513,420
5.56%, 07/09/34(a)	9,172	9,449,957
5.57%, 01/15/47, (1-day SOFR + 1.36%)(c)	6,768	6,645,249
5.63%, 01/15/35	9,270	9,595,659
5.71%, 01/13/30	6,223	6,433,316
5.77%, 01/13/33	10,712	11,188,853
5.81%, 09/14/33	5,554	5,819,059
5.84%, 07/09/44	7,857	7,889,706
6.18%, 07/13/43(a)	5,834	6,200,670
Toronto-Dominion Bank(The)
2.00%, 09/10/31(a)	6,729	5,955,621
3.20%, 03/10/32	13,358	12,312,766
Security	Par (000)	Value
Banks (continued)
4.41%, 01/13/31(a)	$5,584	$5,528,909
4.46%, 06/08/32	14,184	13,962,362
4.78%, 12/17/29	5,088	5,133,174
4.81%, 06/03/30	6,402	6,441,082
4.87%, 04/22/33	9,299	9,228,736
4.93%, 10/15/35	10,383	10,192,021
5.30%, 01/30/32	6,459	6,609,209
Truist Bank, 2.25%, 03/11/30	7,972	7,274,299
Truist Financial Corp.
1.95%, 06/05/30	6,941	6,274,216
4.60%, 01/27/32, (1-day SOFR + 0.97%)(c)	7,381	7,291,255
4.96%, 10/23/36, (1-day SOFR + 1.40%)(a)(c)	9,612	9,316,200
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)(c)	7,785	7,870,722
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)(c)	13,888	13,890,489
5.15%, 08/05/32, (1-day SOFR + 1.57%)(c)	6,359	6,428,328
5.71%, 01/24/35, (1-day SOFR + 1.92%)(c)	14,531	14,982,747
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)(c)	13,997	14,578,602
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)(c)	5,150	5,448,533
Series I, 4.68%, 04/23/32, (1-day SOFR + 1.09%)(a)(c)	7,733	7,650,388
Series I, 5.28%, 04/23/37, (1-day SOFR + 1.41%)(c)	7,552	7,473,506
U.S. Bancorp
1.38%, 07/22/30(a)	11,586	10,199,187
2.68%, 01/27/33, (1-day SOFR + 1.02%)(c)	9,646	8,585,787
4.48%, 01/26/32, (1-day SOFR + 0.87%)(c)	12,405	12,238,082
4.84%, 02/01/34, (1-day SOFR + 1.60%)(c)	13,121	12,964,058
5.03%, 01/26/37, (1-day SOFR + 1.10%)(c)	5,614	5,526,534
5.05%, 02/12/31, (1-day SOFR + 1.06%)(c)	8,979	9,096,451
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)(c)	6,888	6,979,355
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)(c)	8,272	8,391,396
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)(c)	10,414	10,608,275
5.68%, 01/23/35, (1-day SOFR + 1.86%)(c)	11,058	11,415,316
5.84%, 06/12/34, (1-day SOFR + 2.26%)(c)	12,085	12,604,481
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)(c)	9,909	10,362,936
UBS AG/London, 4.50%, 06/26/48	8,042	6,919,438
UBS AG/Stamford CT
4.63%, 02/16/32, (1-day SOFR + 1.11%)(c)	5,293	5,270,484
4.68%, 11/29/30, (1-day SOFR + 0.74%)(c)	5,510	5,522,182
UBS Group AG, 4.88%, 05/15/45(a)	13,709	12,409,305
Wachovia Corp., 5.50%, 08/01/35	7,987	8,059,024
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.26%)(c)	22,953	21,284,393
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.43%)(c)	21,049	19,864,566
3.07%, 04/30/41, (1-day SOFR + 2.53%)(c)	27,369	20,798,133
3.35%, 03/02/33, (1-day SOFR + 1.50%)(c)	30,073	27,681,845
3.90%, 05/01/45	18,463	14,629,585
4.40%, 06/14/46	13,385	10,887,205
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.03%)(c)	16,900	16,754,998
4.61%, 04/25/53, (1-day SOFR + 2.13%)(a)(c)	26,908	22,636,697
4.65%, 11/04/44	15,521	13,199,702
4.75%, 12/07/46	14,613	12,433,430
4.84%, 05/20/32, (1-day SOFR + 0.97%)(c)	14,925	14,899,814
4.89%, 09/15/36, (1-day SOFR + 1.34%)(c)	12,353	12,066,040
4.90%, 07/25/33, (1-day SOFR + 2.10%)(c)	32,967	32,825,390
4.90%, 11/17/45	13,394	11,675,923
4.96%, 01/23/37, (1-day SOFR + 1.10%)(c)	34,808	33,972,354

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.50%)(c)	$40,651	$36,459,386
5.15%, 04/23/31, (1-day SOFR + 1.50%)(c)	26,343	26,716,193
5.21%, 12/03/35, (1-day SOFR + 1.38%)(c)	14,364	14,367,809
5.24%, 01/24/31, (1-day SOFR + 1.11%)(c)	15,913	16,175,714
5.38%, 11/02/43	16,375	15,418,412
5.39%, 04/24/34, (1-day SOFR + 2.02%)(a)(c)	26,599	27,087,903
5.43%, 01/23/47, (1-day SOFR + 1.23%)(c)	14,014	13,457,588
5.50%, 01/23/35, (1-day SOFR + 1.78%)(a)(c)	20,114	20,538,578
5.56%, 07/25/34, (1-day SOFR + 1.99%)(c)	32,496	33,402,807
5.61%, 04/23/36, (1-day SOFR + 1.74%)(a)(c)	22,955	23,430,772
5.61%, 01/15/44	17,810	17,182,399
6.49%, 10/23/34, (1-day SOFR + 2.06%)(c)	21,233	22,995,343
Wells Fargo Bank NA
5.85%, 02/01/37	7,328	7,598,424
6.60%, 01/15/38	10,745	11,796,541
Westpac Banking Corp.
2.15%, 06/03/31	7,568	6,786,714
2.65%, 01/16/30(a)	7,884	7,434,110
2.96%, 11/16/40(a)	7,484	5,534,659
3.13%, 11/18/41(a)	9,596	7,080,593
4.35%, 07/01/30(a)	5,217	5,210,104
4.42%, 07/24/39	5,511	4,947,567
6.82%, 11/17/33	5,988	6,548,552
Westpac Banking Corp./New York, Series ., 4.45%, 06/12/31	6,112	6,083,212
		6,612,894,280
Beverages — 2.0%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	37,228	36,223,738
4.90%, 02/01/46	67,271	61,344,270
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46(a)	11,223	10,190,185
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30(a)	11,751	11,352,383
4.44%, 10/06/48	12,315	10,429,831
4.50%, 06/01/50(a)	6,948	6,222,570
4.90%, 01/23/31(a)	8,130	8,264,116
4.95%, 01/15/42	10,175	9,599,362
5.00%, 06/15/34(a)	5,898	5,959,130
5.45%, 01/23/39	15,573	15,882,077
5.55%, 01/23/49	30,087	29,611,920
5.80%, 01/23/59(a)	15,135	15,428,619
8.20%, 01/15/39	9,910	12,485,367
Coca-Cola Co.(The)
1.38%, 03/15/31	10,374	9,045,108
1.65%, 06/01/30	9,371	8,463,372
2.00%, 03/05/31	10,302	9,270,955
2.13%, 09/06/29	6,658	6,244,303
2.25%, 01/05/32	15,293	13,682,925
2.50%, 06/01/40	8,394	6,158,583
2.50%, 03/15/51(a)	11,973	7,112,150
2.60%, 06/01/50(a)	12,834	7,861,641
2.75%, 06/01/60	8,349	4,841,875
2.88%, 05/05/41	7,218	5,493,438
3.00%, 03/05/51	13,657	9,015,671
3.45%, 03/25/30	8,920	8,664,559
4.65%, 08/14/34(a)	6,102	6,117,433
5.00%, 05/13/34(a)	6,736	6,921,501
5.20%, 01/14/55(a)	8,100	7,706,867
Security	Par (000)	Value
Beverages (continued)
5.30%, 05/13/54	$6,137	$5,929,757
5.40%, 05/13/64	11,416	10,984,278
Constellation Brands, Inc.
2.25%, 08/01/31	7,491	6,611,796
3.15%, 08/01/29(a)	4,849	4,643,528
4.90%, 05/01/33	6,049	5,995,301
Diageo Capital PLC
2.00%, 04/29/30	8,067	7,320,410
2.13%, 04/29/32	6,763	5,852,546
2.38%, 10/24/29	7,266	6,779,039
5.50%, 01/24/33	5,407	5,590,936
5.63%, 10/05/33	5,098	5,314,085
Diageo Investment Corp.
5.13%, 08/15/30	5,523	5,623,523
5.63%, 04/15/35	4,924	5,117,063
Keurig Dr Pepper, Inc.
3.20%, 05/01/30(a)	7,935	7,472,940
3.80%, 05/01/50(a)	6,306	4,484,778
4.05%, 04/15/32(a)	6,225	5,932,688
4.50%, 04/15/52	9,140	7,268,290
Molson Coors Beverage Co.
4.20%, 07/15/46	13,364	10,723,140
5.00%, 05/01/42(a)	9,519	8,725,868
5.50%, 07/08/36	1,669	1,680,752
PepsiCo, Inc.
1.40%, 02/25/31(a)	6,520	5,688,600
1.63%, 05/01/30	11,018	9,935,669
1.95%, 10/21/31	9,093	8,010,941
2.63%, 07/29/29(a)	3,893	3,705,187
2.63%, 10/21/41	7,547	5,414,063
2.75%, 03/19/30	10,099	9,529,260
2.75%, 10/21/51	7,373	4,573,714
2.88%, 10/15/49	7,172	4,668,971
3.45%, 10/06/46	6,842	5,095,723
3.63%, 03/19/50	6,680	4,965,514
3.90%, 07/18/32(a)	6,701	6,501,555
4.45%, 02/15/33(a)	7,738	7,738,119
4.45%, 04/14/46	5,932	5,158,197
4.50%, 07/17/29	3,919	3,941,688
4.60%, 02/07/30(a)	6,286	6,350,921
4.65%, 07/23/32	6,286	6,324,939
5.00%, 02/07/35	8,432	8,509,092
5.00%, 07/23/35(a)	11,105	11,201,140
5.25%, 07/17/54(a)	6,014	5,788,837
		594,746,797
Biotechnology — 1.6%
Amgen, Inc.
2.00%, 01/15/32(a)	7,249	6,270,037
2.30%, 02/25/31(a)	6,579	5,933,713
2.45%, 02/21/30	7,573	7,030,617
2.77%, 09/01/53	6,794	4,042,645
2.80%, 08/15/41(a)	3,980	2,884,845
3.00%, 01/15/52(a)	5,328	3,458,917
3.15%, 02/21/40	14,088	10,957,599
3.35%, 02/22/32	6,103	5,674,508
3.38%, 02/21/50	14,999	10,578,375
4.05%, 08/18/29	4,519	4,462,019
4.20%, 02/19/31(a)	9,996	9,819,974
4.20%, 03/01/33(a)	7,862	7,577,607
4.20%, 02/22/52	6,921	5,424,180
4.40%, 05/01/45	17,023	14,405,748

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
4.40%, 02/22/62	$10,018	$7,831,251
4.56%, 06/15/48	10,271	8,678,398
4.66%, 06/15/51	27,495	23,300,594
4.85%, 02/19/36(a)	12,121	11,877,393
4.88%, 03/01/53	9,436	8,227,433
5.25%, 03/02/30	14,180	14,491,567
5.25%, 03/02/33	31,693	32,358,699
5.60%, 03/02/43	18,600	18,446,619
5.65%, 03/02/53	31,023	30,161,944
5.65%, 02/19/56	6,490	6,313,634
5.75%, 03/02/63	18,836	18,231,600
Biogen, Inc.
2.25%, 05/01/30	13,013	11,886,400
3.15%, 05/01/50	12,175	7,879,317
5.20%, 09/15/45	7,327	6,757,329
Gilead Sciences, Inc.
1.65%, 10/01/30	11,783	10,459,565
2.60%, 10/01/40	7,332	5,334,648
2.80%, 10/01/50(a)	11,438	7,211,996
4.00%, 09/01/36	6,228	5,718,867
4.15%, 03/01/47	10,727	8,779,416
4.50%, 02/01/45	13,494	11,777,597
4.60%, 05/20/31	6,860	6,862,243
4.60%, 09/01/35(a)	6,448	6,289,282
4.75%, 03/01/46(a)	18,086	16,238,061
4.80%, 11/15/29	5,689	5,759,270
4.80%, 04/01/44	11,753	10,717,127
5.10%, 06/15/35	6,846	6,913,068
5.25%, 10/15/33	8,250	8,505,602
5.50%, 11/15/54(a)	9,213	9,004,023
5.55%, 10/15/53(a)	6,670	6,569,949
5.60%, 11/15/64(a)	5,517	5,415,409
5.65%, 12/01/41	7,554	7,708,151
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	9,328	8,262,394
2.80%, 09/15/50	5,669	3,435,289
Royalty Pharma PLC
2.20%, 09/02/30	7,663	6,926,953
3.30%, 09/02/40	7,351	5,692,259
3.55%, 09/02/50	7,114	4,954,214
5.20%, 09/25/35	6,948	6,895,837
		480,394,182
Building Materials — 0.5%
Amrize Finance U.S. LLC
4.95%, 04/07/30	8,792	8,871,039
5.40%, 04/07/35(a)	7,148	7,258,861
Carlisle Companies, Inc., 2.75%, 03/01/30	5,802	5,424,330
Carrier Global Corp.
2.70%, 02/15/31	8,170	7,513,832
2.72%, 02/15/30	10,046	9,400,373
3.38%, 04/05/40	10,646	8,547,175
3.58%, 04/05/50	10,083	7,356,603
5.90%, 03/15/34	7,909	8,337,651
CRH America Finance, Inc.
4.40%, 02/09/31(a)	8,834	8,716,638
5.00%, 02/09/36	8,118	7,970,416
5.40%, 05/21/34	4,862	4,956,907
5.50%, 01/09/35	9,676	9,882,100
CRH SMW Finance DAC, 5.13%, 01/09/30	10,028	10,186,700
Martin Marietta Materials, Inc.
2.40%, 07/15/31	7,826	7,010,685
Security	Par (000)	Value
Building Materials (continued)
3.20%, 07/15/51	$7,169	$4,752,727
5.15%, 12/01/34(a)	8,297	8,349,702
5.50%, 12/01/54	6,336	6,108,772
Owens Corning, 5.70%, 06/15/34(a)	5,245	5,428,786
Vulcan Materials Co.
3.50%, 06/01/30(a)	10,013	9,592,211
5.35%, 12/01/34(a)	6,326	6,443,185
5.70%, 12/01/54(a)	4,009	3,966,712
		156,075,405
Chemicals — 0.8%
Air Products and Chemicals, Inc.
2.05%, 05/15/30	9,885	9,010,343
2.70%, 05/15/40	6,118	4,526,503
2.80%, 05/15/50(a)	7,490	4,696,577
4.85%, 02/08/34(a)	9,177	9,195,180
CF Industries, Inc.
4.95%, 06/01/43(a)	6,670	6,061,183
5.15%, 03/15/34	5,839	5,818,257
5.30%, 11/26/35(a)	4,959	4,948,607
5.38%, 03/15/44(a)	6,251	5,912,480
Dow Chemical Co.(The)
2.10%, 11/15/30	6,289	5,563,911
3.60%, 11/15/50	8,720	5,807,227
4.38%, 11/15/42	8,918	7,221,247
4.80%, 01/15/31	8,856	8,767,126
5.55%, 11/30/48	8,496	7,568,614
6.90%, 05/15/53(a)	7,470	7,833,739
DuPont de Nemours, Inc.
5.32%, 11/15/38	6,549	6,470,872
5.42%, 11/15/48	7,239	6,840,453
Eastman Chemical Co.
4.65%, 10/15/44(a)	6,449	5,515,823
5.00%, 08/01/29	5,910	5,963,516
5.63%, 02/20/34(a)	6,543	6,665,759
Ecolab, Inc.
2.70%, 12/15/51(a)	6,646	4,052,155
4.80%, 06/15/31	8,235	8,296,014
5.15%, 06/15/33	6,612	6,713,802
5.35%, 06/15/36	7,301	7,418,810
LYB International Finance BV
4.88%, 03/15/44(a)	8,303	7,033,841
5.25%, 07/15/43	5,700	5,037,094
LYB International Finance III LLC
3.38%, 10/01/40	5,911	4,376,532
3.63%, 04/01/51(a)	8,473	5,611,971
4.20%, 10/15/49	8,862	6,494,843
4.20%, 05/01/50	9,079	6,625,068
5.50%, 03/01/34(a)	7,486	7,488,743
5.88%, 01/15/36(a)	10,481	10,610,876
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	7,730	5,992,013
Nutrien Ltd.
5.00%, 04/01/49	4,943	4,418,830
5.80%, 03/27/53(a)	5,558	5,521,304
Sherwin-Williams Co.(The)
2.95%, 08/15/29(a)	7,622	7,264,222
4.50%, 06/01/47	9,745	8,187,950
		235,531,485

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services — 0.7%
Automatic Data Processing, Inc.
1.25%, 09/01/30(a)	$8,170	$7,185,090
4.45%, 09/09/34	4,941	4,831,936
4.75%, 05/08/32	9,842	9,878,020
5.00%, 05/07/36	6,441	6,416,363
Equifax, Inc., 2.35%, 09/15/31(a)	7,042	6,211,593
Global Payments, Inc.
2.90%, 05/15/30	9,292	8,536,874
2.90%, 11/15/31	4,678	4,129,678
3.20%, 08/15/29	6,276	5,940,299
4.15%, 08/15/49(a)	3,970	2,917,260
4.88%, 11/15/30(a)	13,773	13,529,161
5.20%, 11/15/32	7,129	6,993,545
5.40%, 08/15/32(a)	6,214	6,217,928
5.55%, 11/15/35	13,038	12,706,616
5.95%, 08/15/52(a)	6,299	5,992,028
Massachusetts Institute of Technology
5.60%, 07/01/2111	4,066	3,971,036
5.62%, 06/01/55(a)	4,037	4,118,888
PayPal Holdings, Inc.
2.30%, 06/01/30	5,932	5,423,542
2.85%, 10/01/29	8,146	7,696,654
3.25%, 06/01/50(a)	7,617	4,973,903
4.40%, 06/01/32	7,560	7,356,702
4.95%, 06/01/31	6,037	6,041,123
5.05%, 06/01/52(a)	7,074	6,113,733
5.15%, 06/01/34(a)	6,698	6,661,970
President and Fellows of Harvard College, 4.61%, 02/15/35(a)	3,919	3,870,610
Quanta Services, Inc., 2.90%, 10/01/30(a)	9,765	9,098,022
RELX Capital, Inc.
3.00%, 05/22/30	7,896	7,436,352
4.75%, 03/27/30(a)	8,080	8,115,954
5.25%, 03/27/35(a)	3,815	3,860,081
S&P Global, Inc.
2.90%, 03/01/32	11,121	10,136,790
3.70%, 03/01/52(a)	7,127	5,288,028
5.25%, 09/15/33	5,446	5,596,428
		207,246,207
Computers — 2.3%
Accenture Capital, Inc.
4.05%, 10/04/29	5,716	5,651,603
4.25%, 10/04/31	11,088	10,923,261
4.50%, 10/04/34(a)	10,657	10,305,639
Apple, Inc.
1.25%, 08/20/30	9,827	8,696,956
1.65%, 05/11/30(a)	10,741	9,740,802
1.65%, 02/08/31	8,198	7,301,709
1.70%, 08/05/31	11,625	10,245,775
2.20%, 09/11/29(a)	8,235	7,764,440
2.38%, 02/08/41	7,974	5,675,183
2.40%, 08/20/50(a)	7,637	4,455,058
2.55%, 08/20/60	11,475	6,249,412
2.65%, 05/11/50(a)	21,776	13,467,051
2.65%, 02/08/51	22,185	13,602,906
2.70%, 08/05/51(a)	14,216	8,771,808
2.80%, 02/08/61	13,738	7,923,283
2.85%, 08/05/61(a)	10,033	5,849,485
2.95%, 09/11/49	11,456	7,599,206
3.25%, 08/08/29	5,871	5,717,743
3.35%, 08/08/32	11,250	10,695,805
Security	Par (000)	Value
Computers (continued)
3.45%, 02/09/45	$15,942	$12,248,411
3.75%, 09/12/47	12,203	9,501,511
3.75%, 11/13/47	7,711	6,003,679
3.85%, 05/04/43	23,005	19,156,220
3.85%, 08/04/46(a)	20,299	16,263,904
3.95%, 08/08/52(a)	15,635	12,213,100
4.10%, 08/08/62	10,353	7,993,228
4.20%, 05/12/30(a)	6,793	6,809,976
4.25%, 02/09/47(a)	9,189	7,771,509
4.30%, 05/10/33(a)	9,132	9,125,850
4.38%, 05/13/45	14,816	12,991,678
4.45%, 05/06/44(a)	6,210	5,542,048
4.50%, 05/12/32(a)	7,447	7,546,241
4.50%, 02/23/36(a)	11,885	11,810,128
4.65%, 02/23/46	24,698	22,310,686
4.75%, 05/12/35(a)	10,300	10,399,587
4.85%, 05/10/53(a)	6,956	6,453,888
Dell International LLC/EMC Corp.
3.38%, 12/15/41	8,769	6,739,713
4.50%, 02/15/31	10,919	10,825,483
4.75%, 10/06/32(a)	6,462	6,416,254
4.85%, 02/01/35(a)	8,511	8,365,167
5.00%, 04/01/30(a)	6,134	6,214,581
5.10%, 02/15/36(a)	7,326	7,271,607
5.30%, 10/01/29	8,438	8,614,942
5.30%, 04/01/32	4,979	5,084,352
5.40%, 04/15/34(a)	5,992	6,125,336
5.50%, 04/01/35	7,618	7,788,140
5.75%, 02/01/33(a)	8,318	8,693,791
6.20%, 07/15/30	5,695	6,004,556
8.10%, 07/15/36	7,312	8,785,277
Hewlett Packard Enterprise Co.
4.40%, 10/15/30(a)	6,727	6,617,189
4.55%, 10/15/29	11,400	11,371,122
4.85%, 10/15/31	5,295	5,280,876
5.00%, 10/15/34	15,959	15,651,401
5.60%, 10/15/54(a)	9,849	9,073,522
6.20%, 10/15/35(a)	5,210	5,593,611
6.35%, 10/15/45	12,485	12,780,043
HP, Inc.
2.65%, 06/17/31	7,132	6,407,927
5.50%, 01/15/33(a)	7,500	7,690,967
6.00%, 09/15/41(a)	8,898	9,113,233
IBM International Capital Pte. Ltd.
4.90%, 02/05/34(a)	5,680	5,636,649
5.25%, 02/05/44	9,246	8,644,734
5.30%, 02/05/54(a)	9,869	8,915,057
International Business Machines Corp.
1.95%, 05/15/30(a)	11,349	10,271,340
2.95%, 05/15/50(a)	6,554	4,098,542
4.00%, 06/20/42	7,850	6,446,485
4.15%, 05/15/39(a)	14,401	12,597,515
4.25%, 05/15/49(a)	23,762	18,639,150
4.40%, 07/27/32(a)	5,624	5,505,171
4.75%, 02/06/33(a)	6,750	6,740,718
4.80%, 02/10/30(a)	9,043	9,122,313
4.90%, 07/27/52	4,641	3,961,252
4.95%, 02/03/36(a)	7,178	7,045,951
5.00%, 02/10/32	5,696	5,758,403
5.20%, 02/10/35(a)	8,415	8,489,772
5.70%, 02/10/55(a)	6,319	6,067,158

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.80%, 02/03/56(a)	$5,994	$5,843,970
Leidos, Inc.
2.30%, 02/15/31	6,247	5,581,516
4.38%, 05/15/30	4,523	4,450,806
5.00%, 03/15/36	4,425	4,285,639
5.75%, 03/15/33	2,409	2,494,736
		681,884,736
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.63%, 03/24/32	12,757	11,979,545
4.00%, 03/24/52(a)	7,345	5,697,517
Kenvue, Inc.
4.85%, 05/22/32(a)	5,963	6,019,680
4.90%, 03/22/33(a)	9,158	9,213,197
5.00%, 03/22/30(a)	7,458	7,579,348
5.05%, 03/22/53(a)	11,084	10,103,816
5.10%, 03/22/43	3,869	3,697,669
5.20%, 03/22/63	7,990	7,228,832
Procter & Gamble Co.(The)
1.20%, 10/29/30	9,978	8,739,803
1.95%, 04/23/31(a)	9,044	8,103,740
2.30%, 02/01/32(a)	7,922	7,157,378
3.00%, 03/25/30	9,217	8,802,282
4.05%, 01/26/33(a)	5,848	5,746,145
4.10%, 11/03/32(a)	5,099	5,004,382
4.55%, 01/29/34	3,516	3,515,583
Unilever Capital Corp.
1.75%, 08/12/31	6,366	5,566,989
2.13%, 09/06/29(a)	5,253	4,913,988
4.63%, 08/12/34	9,286	9,179,503
5.00%, 12/08/33(a)	6,124	6,253,311
5.90%, 11/15/32	7,846	8,423,955
		142,926,663
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	30,179	27,622,540
3.40%, 10/29/33	12,108	10,776,342
3.85%, 10/29/41(a)	11,898	9,605,489
4.63%, 09/10/29(a)	4,603	4,591,935
4.75%, 01/15/33	7,352	7,199,489
4.95%, 09/10/34(a)	9,400	9,164,337
5.38%, 12/15/31	7,354	7,494,945
6.15%, 09/30/30	6,515	6,831,093
Ally Financial, Inc., 8.00%, 11/01/31	13,399	14,952,193
American Express Co., 4.05%, 12/03/42	7,603	6,389,567
Ameriprise Financial, Inc.
5.15%, 05/15/33(a)	6,068	6,175,013
5.20%, 04/15/35	6,529	6,548,171
Apollo Global Management, Inc.
5.15%, 08/12/35(a)	7,476	7,318,781
5.70%, 03/30/36	6,690	6,754,003
5.80%, 05/21/54(a)	5,450	5,259,387
Atlas Warehouse Lending Co. LP
4.95%, 11/15/30(b)	5,898	5,794,451
5.25%, 01/15/33(b)	5,510	5,409,551
Brookfield Asset Management Ltd.
5.30%, 01/15/36	8,363	8,197,704
5.80%, 04/24/35(a)	5,994	6,128,173
6.08%, 09/15/55(a)	5,907	5,967,283
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance, Inc.
3.50%, 03/30/51	$5,272	$3,620,599
4.35%, 04/15/30	7,416	7,296,665
4.70%, 09/20/47	8,145	6,934,177
5.97%, 03/04/54	6,468	6,418,628
Capital One Financial Corp., 6.70%, 11/29/32(a)	3,692	4,022,410
Charles Schwab Corp.(The)
1.65%, 03/11/31(a)	6,416	5,612,702
1.95%, 12/01/31(a)	5,656	4,929,205
2.30%, 05/13/31	7,174	6,432,081
2.90%, 03/03/32(a)	5,302	4,810,637
5.49%, 05/21/37, (1-day SOFR + 1.28%)(c)	4,175	4,228,678
CME Group, Inc.
2.65%, 03/15/32	8,118	7,338,474
4.40%, 03/15/30	5,571	5,568,447
5.30%, 09/15/43(a)	6,333	6,290,763
Intercontinental Exchange, Inc.
1.85%, 09/15/32	9,167	7,749,731
2.10%, 06/15/30	10,683	9,728,166
2.65%, 09/15/40	21,686	15,846,604
3.00%, 06/15/50(a)	10,115	6,640,511
3.00%, 09/15/60	13,417	7,922,881
4.25%, 09/21/48	10,841	8,943,157
4.35%, 06/15/29	6,044	6,021,571
4.60%, 03/15/33	9,164	9,079,024
4.95%, 06/15/52(a)	9,103	8,258,204
5.20%, 06/15/62	8,484	7,735,259
5.25%, 06/15/31	7,435	7,637,817
Jefferies Financial Group, Inc.
2.63%, 10/15/31	7,786	6,793,134
4.15%, 01/23/30(a)	7,163	6,943,491
5.13%, 04/28/31	11,651	11,512,743
5.50%, 02/15/36	10,611	10,320,429
6.20%, 04/14/34	10,768	11,118,976
LPL Holdings, Inc., 5.20%, 03/15/30(a)	6,385	6,434,737
Mastercard, Inc.
2.00%, 11/18/31(a)	5,780	5,116,163
2.95%, 06/01/29	735	708,608
3.35%, 03/26/30	11,933	11,514,967
3.65%, 06/01/49	8,225	6,163,903
3.85%, 03/26/50	10,343	8,020,641
4.35%, 01/15/32	9,322	9,229,940
4.55%, 01/15/35(a)	10,167	9,963,176
4.85%, 03/09/33	5,557	5,624,464
4.88%, 05/09/34	9,024	9,078,231
Nasdaq, Inc.
5.55%, 02/15/34	8,650	8,930,941
5.95%, 08/15/53(a)	4,935	5,030,970
6.10%, 06/28/63	6,949	7,148,040
Nomura Holdings, Inc.
2.61%, 07/14/31(a)	5,853	5,246,928
2.68%, 07/16/30	8,926	8,200,697
3.00%, 01/22/32(a)	7,999	7,233,166
3.10%, 01/16/30	15,752	14,838,910
4.90%, 07/01/30	7,481	7,482,564
5.78%, 07/03/34	4,997	5,179,862
6.18%, 01/18/33	1,160	1,230,496
Raymond James Financial, Inc.
3.75%, 04/01/51	4,158	3,005,753
4.95%, 07/15/46	7,599	6,825,422
5.65%, 09/11/55(a)	7,497	7,252,383

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Sumisho Air Lease Corp.
2.88%, 01/15/32(a)	$5,599	$5,006,608
3.13%, 12/01/30	6,982	6,458,506
4.85%, 03/24/31(b)	12,128	12,017,917
Synchrony Financial, 2.88%, 10/28/31(a)	3,519	3,100,576
Visa, Inc.
1.10%, 02/15/31	9,718	8,409,168
2.00%, 08/15/50(a)	10,163	5,448,991
2.05%, 04/15/30(a)	8,472	7,796,944
2.70%, 04/15/40	9,085	6,890,217
3.65%, 09/15/47(a)	6,787	5,224,252
4.10%, 02/12/31(a)	6,054	6,018,458
4.15%, 12/14/35(a)	11,057	10,547,430
4.30%, 12/14/45	24,103	20,745,385
		641,061,025
Electric — 4.3%
AEP Texas, Inc.
5.85%, 10/15/55(a)	4,609	4,503,977
Series Q, 5.20%, 04/15/36	8,668	8,537,747
AES Corp.(The)
2.45%, 01/15/31	4,483	4,012,406
5.80%, 03/15/32(a)	5,374	5,454,808
Ameren Corp.
3.50%, 01/15/31(a)	6,828	6,476,024
5.38%, 03/15/35(a)	5,025	5,087,532
American Electric Power Co., Inc., 5.63%, 03/01/33	6,657	6,905,725
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	10,769	6,586,647
3.70%, 07/15/30	5,735	5,558,570
3.80%, 07/15/48	9,100	6,825,560
4.25%, 10/15/50	6,172	4,890,442
4.45%, 01/15/49	7,001	5,746,473
4.50%, 02/01/45	4,260	3,661,366
4.60%, 05/01/53(a)	6,825	5,701,408
5.15%, 11/15/43(a)	7,819	7,414,807
6.13%, 04/01/36	13,306	14,223,144
CenterPoint Energy Houston Electric LLC, Series AR, 4.85%, 04/01/36(a)	1,875	1,841,501
Commonwealth Edison Co.
4.00%, 03/01/48	6,894	5,406,702
5.85%, 06/01/56	5,730	5,773,712
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	3,009	2,383,591
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31(a)	7,456	6,729,189
3.60%, 06/15/61(a)	4,898	3,298,118
4.45%, 03/15/44	4,851	4,175,521
4.63%, 12/01/54	4,903	4,090,444
5.70%, 05/15/54	7,375	7,298,407
5.75%, 11/15/55(a)	6,477	6,411,576
5.90%, 11/15/53	8,647	8,749,159
Series 20B, 3.95%, 04/01/50	6,552	5,105,620
Constellation Energy Generation LLC
4.40%, 01/15/31	7,642	7,536,329
5.30%, 06/01/36	11,269	11,221,859
5.60%, 06/15/42	5,785	5,717,878
5.75%, 03/15/54(a)	6,588	6,482,542
5.88%, 01/15/66(a)	5,499	5,353,628
6.25%, 10/01/39(a)	5,705	6,019,738
6.50%, 10/01/53	8,173	8,761,905
Security	Par (000)	Value
Electric (continued)
Consumers Energy Co., 5.13%, 05/01/36	$1,500	$1,499,164
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	11,300	11,478,540
Dominion Energy, Inc.
5.00%, 06/15/30	5,474	5,544,476
5.38%, 11/15/32(a)	6,062	6,217,217
Series C, 2.25%, 08/15/31(a)	6,582	5,833,966
Series C, 3.38%, 04/01/30(a)	12,664	12,120,427
DTE Electric Co.
Series A, 4.85%, 03/01/36	5,808	5,688,101
Series B, 5.55%, 03/01/56	6,877	6,712,472
DTE Energy Co.
5.20%, 04/01/30	9,603	9,758,996
5.85%, 06/01/34(a)	5,074	5,320,187
Duke Energy Carolinas LLC
3.20%, 08/15/49	5,755	3,883,908
4.95%, 01/15/33(a)	9,412	9,540,604
5.30%, 02/15/40	5,519	5,478,736
5.35%, 01/15/53	6,348	5,996,912
5.40%, 01/15/54	5,048	4,805,092
Duke Energy Corp.
2.45%, 06/01/30(a)	5,797	5,347,851
2.55%, 06/15/31(a)	7,370	6,667,357
3.30%, 06/15/41	5,987	4,545,130
3.50%, 06/15/51	4,834	3,294,498
3.75%, 09/01/46	10,437	7,807,641
4.50%, 08/15/32(a)	7,413	7,301,577
4.95%, 09/15/35(a)	8,271	8,117,632
5.00%, 08/15/52	8,499	7,374,960
5.45%, 06/15/34(a)	5,586	5,716,778
5.70%, 09/15/55(a)	8,006	7,673,454
5.80%, 06/15/54	5,513	5,358,915
6.10%, 09/15/53	7,488	7,602,536
Duke Energy Florida LLC, 6.40%, 06/15/38	7,449	8,134,555
Duke Energy Progress LLC
5.05%, 03/15/35	5,602	5,618,542
5.55%, 03/15/55	4,787	4,642,564
Entergy Louisiana LLC
4.20%, 09/01/48	6,656	5,338,436
4.90%, 04/15/36	8,242	8,040,702
5.65%, 04/15/56(a)	6,837	6,670,920
5.80%, 03/15/55	5,134	5,115,944
Eversource Energy, 5.13%, 05/15/33	7,082	7,082,577
Exelon Corp.
4.05%, 04/15/30	7,033	6,878,717
4.45%, 04/15/46	6,276	5,225,846
4.70%, 04/15/50	6,878	5,805,152
4.95%, 03/15/36	6,119	5,953,855
5.30%, 03/15/33	6,294	6,439,222
5.60%, 03/15/53	7,174	6,878,393
FirstEnergy Corp., Series C, 3.40%, 03/01/50	6,493	4,415,871
Florida Power & Light Co.
2.45%, 02/03/32	9,593	8,576,381
2.88%, 12/04/51	10,671	6,686,995
3.15%, 10/01/49	6,183	4,176,564
3.95%, 03/01/48	9,704	7,649,992
4.80%, 05/15/33(a)	5,561	5,568,452
5.10%, 04/01/33	5,493	5,589,398
5.15%, 06/15/29(a)	2,770	2,830,451
5.30%, 06/15/34	8,093	8,304,465
5.30%, 04/01/53(a)	6,537	6,160,589

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.60%, 06/15/54	$7,699	$7,565,674
5.60%, 02/15/66	6,767	6,506,336
5.70%, 03/15/55	7,070	7,048,696
5.90%, 06/01/66	6,825	6,859,594
Georgia Power Co.
4.30%, 03/15/42	7,292	6,329,550
4.85%, 03/15/31	8,750	8,842,172
4.95%, 05/17/33(a)	7,549	7,596,256
5.13%, 05/15/52(a)	5,821	5,382,552
5.25%, 03/15/34	6,666	6,786,363
Series A, 3.25%, 03/15/51	5,721	3,879,651
MidAmerican Energy Co.
4.25%, 07/15/49(a)	7,517	6,099,520
5.85%, 09/15/54	9,374	9,504,988
National Grid PLC
5.42%, 01/11/34	5,150	5,253,681
5.81%, 06/12/33	6,006	6,268,548
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/30	12,155	11,091,489
2.44%, 01/15/32	7,326	6,476,793
2.75%, 11/01/29	9,450	8,948,287
5.00%, 07/15/32(a)	6,786	6,841,879
5.05%, 03/15/30(a)	9,697	9,844,511
5.05%, 02/28/33	7,938	8,003,204
5.25%, 03/15/34(a)	7,823	7,933,103
5.25%, 02/28/53	8,429	7,664,538
5.30%, 03/15/32	1,448	1,481,298
5.45%, 03/15/35(a)	6,060	6,176,848
5.55%, 03/15/54(a)	6,666	6,304,291
5.90%, 03/15/55(a)	7,353	7,273,973
Northern States Power Co., 5.10%, 05/15/53	6,809	6,226,595
Oncor Electric Delivery Co. LLC
4.50%, 03/15/31(a)(b)	8,772	8,699,291
4.95%, 09/15/52	6,598	5,847,354
5.55%, 06/15/54	4,680	4,511,867
5.65%, 11/15/33	5,738	6,006,799
5.90%, 03/15/56(b)	6,309	6,377,103
Pacific Gas and Electric Co.
2.50%, 02/01/31	12,069	10,827,573
3.25%, 06/01/31	7,801	7,205,302
3.30%, 08/01/40	6,804	5,110,182
3.50%, 08/01/50	13,881	9,261,307
3.95%, 12/01/47(a)	5,740	4,220,196
4.50%, 07/01/40(a)	13,589	11,715,826
4.55%, 07/01/30	22,098	21,795,538
4.95%, 07/01/50	23,480	19,658,874
5.05%, 10/15/32	6,618	6,580,823
5.20%, 05/01/36	10,169	9,905,127
5.70%, 03/01/35	7,773	7,872,750
5.80%, 05/15/34(a)	7,945	8,134,037
5.90%, 10/01/54	5,475	5,169,786
6.00%, 08/15/35	6,050	6,245,922
6.00%, 05/01/56	7,437	7,131,713
6.10%, 10/15/55	5,374	5,209,070
6.15%, 01/15/33	5,536	5,802,491
6.15%, 03/01/55	6,041	5,896,041
6.40%, 06/15/33	8,637	9,186,174
6.70%, 04/01/53	7,061	7,378,945
6.75%, 01/15/53	11,549	12,135,051
6.95%, 03/15/34	4,209	4,602,453
Security	Par (000)	Value
Electric (continued)
PacifiCorp
2.90%, 06/15/52	$7,785	$4,644,124
5.35%, 12/01/53	7,717	6,923,970
5.45%, 04/15/33	6,200	6,313,449
5.45%, 02/15/34	8,087	8,193,077
5.50%, 05/15/54	8,464	7,748,465
5.80%, 04/15/36	6,024	6,194,150
5.80%, 01/15/55	11,833	11,300,937
PPL Capital Funding, Inc., 5.25%, 09/01/34(a)	5,583	5,618,206
PPL Electric Utilities Corp., 5.25%, 05/15/53	3,617	3,382,502
Public Service Co. of Colorado
1.88%, 06/15/31	1,505	1,314,935
5.15%, 09/15/35(a)	7,232	7,214,859
5.25%, 04/01/53	6,637	6,123,370
5.35%, 05/15/34	5,583	5,674,696
5.75%, 05/15/54	5,748	5,684,055
5.85%, 05/15/55	7,773	7,794,558
Public Service Co. of Oklahoma, 5.45%, 01/15/36(a)	5,566	5,623,154
Public Service Enterprise Group, Inc., 2.45%, 11/15/31(a)	5,145	4,576,442
San Diego Gas & Electric Co.
5.35%, 04/01/53	5,810	5,432,787
5.40%, 04/15/35(a)	7,920	8,072,774
Series VVV, 1.70%, 10/01/30(a)	5,448	4,834,536
Series WWW, 2.95%, 08/15/51(a)	4,791	3,048,062
Sempra
3.80%, 02/01/38	7,846	6,658,524
4.00%, 02/01/48	6,448	4,899,625
5.25%, 03/15/36	6,303	6,234,305
6.00%, 10/15/39	5,564	5,706,714
Southern California Edison Co.
3.65%, 02/01/50(a)	9,731	6,725,641
4.00%, 04/01/47	14,165	10,577,972
4.65%, 10/01/43	6,936	5,837,472
5.20%, 06/01/34(a)	6,700	6,626,445
5.25%, 03/15/30	6,824	6,903,577
5.45%, 06/01/31(a)	5,457	5,567,752
5.45%, 03/01/35	7,284	7,274,313
5.95%, 11/01/32(a)	5,499	5,735,928
Series 20A, 2.95%, 02/01/51	4,750	2,852,015
Series C, 4.13%, 03/01/48	9,387	7,059,582
Southern Co.(The)
4.40%, 07/01/46	12,788	10,675,901
4.85%, 03/15/35	6,419	6,266,155
5.20%, 06/15/33	7,645	7,735,638
5.70%, 03/15/34	8,139	8,447,620
Series A, 3.70%, 04/30/30	6,586	6,375,529
Virginia Electric and Power Co.
2.45%, 12/15/50	6,814	3,890,517
2.95%, 11/15/51	6,120	3,839,458
4.95%, 03/15/36	11,554	11,352,126
5.00%, 04/01/33(a)	5,892	5,966,689
5.45%, 04/01/53	6,006	5,712,066
5.70%, 03/15/56(a)	6,011	5,918,483
Series C, 4.90%, 09/15/35	6,071	5,973,952
Series D, 5.60%, 09/15/55(a)	6,667	6,466,683
Vistra Operations Co. LLC
5.00%, 04/30/31(b)	7,858	7,813,966
5.25%, 04/30/33(b)	8,487	8,427,434
5.55%, 04/30/36(a)(b)	7,609	7,562,164

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Xcel Energy, Inc.
5.45%, 08/15/33(a)	$6,605	$6,744,345
5.50%, 03/15/34	6,296	6,429,565
5.60%, 04/15/35(a)	6,457	6,598,594
		1,295,663,608
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.20%, 12/21/31(a)	7,428	6,600,508
2.80%, 12/21/51	7,909	4,934,416
		11,534,924
Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31(a)	5,544	4,904,335
2.80%, 02/15/30	7,108	6,686,854
4.13%, 11/15/30(a)	5,847	5,746,589
4.40%, 02/15/33	8,356	8,151,495
4.63%, 02/15/36	13,718	13,232,664
5.00%, 01/15/35(a)	5,840	5,836,954
5.30%, 11/15/55(a)	12,341	11,690,838
Honeywell International, Inc.
1.75%, 09/01/31(a)	10,638	9,246,556
1.95%, 06/01/30	7,480	6,780,752
2.70%, 08/15/29	6,244	5,916,074
4.50%, 01/15/34	8,840	8,648,135
		86,841,246
Engineering & Construction — 0.0%
Jacobs Solutions, Inc., 4.75%, 03/03/31(a)	5,915	5,847,017
Environmental Control — 0.3%
Republic Services, Inc.
1.75%, 02/15/32(a)	5,681	4,870,726
5.00%, 04/01/34	5,475	5,517,664
Waste Connections, Inc.
2.95%, 01/15/52(a)	5,234	3,342,270
4.20%, 01/15/33	6,267	6,042,070
5.00%, 03/01/34	7,617	7,637,199
Waste Management, Inc.
1.50%, 03/15/31(a)	3,729	3,241,024
4.15%, 04/15/32(a)	9,233	9,015,830
4.63%, 02/15/30	5,960	5,994,676
4.80%, 03/15/32(a)	6,050	6,103,911
4.88%, 02/15/34(a)	9,276	9,342,579
4.95%, 07/03/31	6,056	6,159,580
4.95%, 03/15/35(a)	9,930	9,935,152
5.35%, 10/15/54(a)	9,863	9,484,676
		86,687,357
Food — 1.2%
Campbell's Company/The
4.75%, 03/23/35(a)	6,497	6,005,315
5.40%, 03/21/34(a)	7,567	7,342,822
Conagra Brands, Inc.
5.30%, 11/01/38(a)	7,031	6,600,424
5.40%, 11/01/48(a)	7,206	6,250,505
General Mills, Inc.
2.88%, 04/15/30	4,894	4,579,405
4.88%, 01/30/30	9,684	9,749,566
4.95%, 03/29/33(a)	7,072	7,032,866
5.25%, 01/30/35(a)	5,359	5,355,859
Hormel Foods Corp., 1.80%, 06/11/30(a)	4,829	4,345,479
Security	Par (000)	Value
Food (continued)
J M Smucker Co.(The)
6.20%, 11/15/33(a)	$5,422	$5,781,492
6.50%, 11/15/43(a)	6,064	6,470,195
6.50%, 11/15/53(a)	6,416	6,915,951
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/32	7,816	6,948,000
3.63%, 01/15/32	7,604	7,040,411
4.38%, 02/02/52(a)	6,998	5,290,631
5.50%, 01/15/36(a)	7,154	7,131,406
5.63%, 03/10/37(b)	9,711	9,713,913
5.75%, 04/01/33	12,095	12,434,544
5.95%, 04/20/35	9,438	9,735,591
6.25%, 03/01/56	10,248	10,013,294
6.38%, 02/25/55	7,205	7,188,699
6.38%, 04/15/66	8,692	8,478,996
6.40%, 05/10/57(a)(b)	8,092	8,037,008
6.50%, 12/01/52	11,311	11,430,099
6.75%, 03/15/34	3,406	3,706,665
7.25%, 11/15/53(a)	7,085	7,764,354
Kraft Heinz Foods Co.
4.38%, 06/01/46	5,261	4,219,572
4.88%, 10/01/49	10,151	8,464,369
5.00%, 06/04/42	13,592	12,150,799
5.20%, 07/15/45	11,972	10,623,662
5.50%, 06/01/50	5,647	5,135,543
6.88%, 01/26/39	10,517	11,527,777
Kroger Co.(The)
3.95%, 01/15/50	8,449	6,350,464
4.45%, 02/01/47	6,813	5,639,973
5.00%, 09/15/34	16,472	16,291,447
5.50%, 09/15/54	15,413	14,459,726
5.65%, 09/15/64	10,463	9,838,098
Mondelez International, Inc.
2.63%, 09/04/50(a)	8,355	5,039,110
2.75%, 04/13/30	6,111	5,716,360
3.00%, 03/17/32	5,539	5,031,346
Sysco Corp.
3.15%, 12/14/51	6,875	4,382,187
5.95%, 04/01/30	10,480	10,882,773
6.60%, 04/01/50(a)	8,083	8,606,858
Tyson Foods, Inc.
4.55%, 06/02/47	5,231	4,466,653
5.10%, 09/28/48(a)	11,525	10,581,933
5.70%, 03/15/34(a)	9,188	9,515,481
		360,267,621
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44(a)	5,540	4,638,377
NiSource, Inc.
1.70%, 02/15/31	7,691	6,715,473
2.95%, 09/01/29	4,589	4,364,768
3.60%, 05/01/30(a)	7,974	7,677,285
3.95%, 03/30/48	6,271	4,795,834
4.38%, 05/15/47	8,117	6,677,341
4.80%, 02/15/44	6,946	6,148,016
5.30%, 05/18/36	2,890	2,891,649
5.35%, 07/15/35	6,809	6,877,490
5.85%, 04/01/55	10,589	10,472,272
		61,258,505

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.0%
Stanley Black & Decker, Inc.
2.30%, 03/15/30	$7,461	$6,834,313
2.75%, 11/15/50(a)	5,242	3,068,823
		9,903,136
Health Care - Products — 1.5%
Abbott Laboratories
4.00%, 03/15/31	11,076	10,821,119
4.30%, 03/15/33(a)	20,977	20,417,680
4.65%, 03/15/36	28,727	27,909,633
4.75%, 11/30/36(a)	11,952	11,669,617
4.75%, 03/15/38	15,533	14,979,047
4.90%, 11/30/46	21,412	19,599,179
5.50%, 03/15/56	32,743	31,912,608
5.60%, 03/15/66	14,651	14,262,592
Agilent Technologies, Inc., 2.30%, 03/12/31	6,236	5,589,769
Augusta SpinCo Corp.
4.66%, 03/23/31	6,912	6,866,164
4.95%, 03/23/33(a)	5,567	5,545,362
5.25%, 03/23/36(a)	5,797	5,786,509
Baxter International, Inc.
2.54%, 02/01/32	9,274	7,925,607
3.13%, 12/01/51(a)	6,100	3,610,098
5.65%, 12/15/35(a)	7,199	7,130,098
Danaher Corp.
2.60%, 10/01/50(a)	7,138	4,303,065
2.80%, 12/10/51(a)	8,010	4,979,255
DH Europe Finance II SARL
2.60%, 11/15/29	7,159	6,715,699
3.25%, 11/15/39	6,791	5,463,062
3.40%, 11/15/49(a)	6,385	4,540,802
GE HealthCare Technologies, Inc.
4.80%, 08/14/29	6,060	6,095,719
5.50%, 06/15/35	5,965	6,066,604
5.86%, 03/15/30	9,506	9,862,966
5.91%, 11/22/32(a)	13,793	14,555,767
6.38%, 11/22/52(a)	7,316	7,782,696
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	8,176	8,055,293
Medtronic, Inc.
4.38%, 03/15/35(a)	14,146	13,617,507
4.63%, 03/15/45(a)	13,207	11,800,453
Solventum Corp.
5.45%, 03/13/31	8,113	8,328,782
5.60%, 03/23/34(a)	13,356	13,692,658
5.90%, 04/30/54(a)	8,416	8,310,630
Stryker Corp.
1.95%, 06/15/30	7,871	7,125,320
4.25%, 09/11/29(a)	8,138	8,079,598
4.63%, 09/11/34(a)	5,395	5,269,537
4.63%, 03/15/46(a)	7,515	6,565,287
4.85%, 02/10/30	5,974	6,038,337
5.20%, 02/10/35(a)	8,372	8,468,725
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31(a)	9,024	7,952,294
2.60%, 10/01/29	5,944	5,607,776
2.80%, 10/15/41	10,359	7,545,467
4.10%, 08/15/47(a)	5,972	4,912,614
4.22%, 02/12/31(a)	5,895	5,809,954
4.47%, 10/07/32(a)	5,678	5,587,129
4.55%, 06/15/33	6,285	6,190,916
4.79%, 10/07/35	4,677	4,603,117
Security	Par (000)	Value
Health Care - Products (continued)
4.90%, 02/12/36(a)	$11,759	$11,620,913
4.98%, 08/10/30	8,094	8,236,679
5.09%, 08/10/33	7,431	7,543,382
5.55%, 02/12/46	5,373	5,320,392
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/31(a)	4,402	3,950,453
		454,623,930
Health Care - Services — 3.7%
Aetna, Inc., 6.63%, 06/15/36	4,584	4,998,014
Ascension Health
3.95%, 11/15/46	3,668	2,930,955
Series 2025, 4.29%, 11/15/30	6,081	5,999,910
Series 2025, 4.92%, 11/15/35	4,035	4,002,585
Series B, 2.53%, 11/15/29	6,625	6,212,791
Cigna Group(The)
2.38%, 03/15/31	10,938	9,854,395
2.40%, 03/15/30	9,944	9,193,506
3.20%, 03/15/40	9,454	7,382,591
3.40%, 03/15/50	12,022	8,305,307
3.40%, 03/15/51(a)	10,625	7,273,243
3.88%, 10/15/47	6,189	4,726,005
4.50%, 09/15/30(a)	7,639	7,608,850
4.80%, 08/15/38	13,431	12,718,112
4.80%, 07/15/46	10,050	8,799,474
4.88%, 09/15/32	8,029	8,031,829
4.90%, 12/15/48	20,776	18,226,895
5.13%, 05/15/31(a)	6,652	6,773,684
5.25%, 02/15/34	8,406	8,517,347
5.25%, 01/15/36	8,829	8,858,179
5.40%, 03/15/33(a)	5,848	6,005,215
5.60%, 02/15/54(a)	12,570	12,071,344
6.00%, 01/15/56(a)	6,434	6,529,109
CommonSpirit Health
3.35%, 10/01/29(a)	2,660	2,547,024
4.19%, 10/01/49	2,259	1,759,250
5.21%, 12/01/31	1,500	1,519,677
Elevance Health, Inc.
2.25%, 05/15/30(a)	8,376	7,659,599
2.55%, 03/15/31	6,432	5,835,323
2.88%, 09/15/29(a)	7,210	6,833,937
3.13%, 05/15/50	9,920	6,473,505
3.60%, 03/15/51(a)	10,794	7,634,799
3.70%, 09/15/49	6,469	4,692,337
4.38%, 12/01/47	10,114	8,302,866
4.55%, 03/01/48(a)	4,597	3,864,385
4.60%, 09/15/32	6,275	6,168,198
4.63%, 05/15/42	10,016	8,885,578
4.65%, 01/15/43	7,384	6,515,696
4.65%, 08/15/44	9,842	8,567,095
4.75%, 02/15/30(a)	5,483	5,509,029
4.75%, 02/15/33	9,056	8,942,063
4.95%, 11/01/31	5,530	5,564,222
5.00%, 01/15/36	9,571	9,388,989
5.13%, 02/15/53	7,453	6,645,204
5.20%, 02/15/35	6,599	6,612,748
5.38%, 06/15/34(a)	8,145	8,280,434
5.65%, 06/15/54	6,985	6,712,165
5.70%, 02/15/55(a)	9,143	8,829,077
5.85%, 11/01/64	5,813	5,674,131
6.10%, 10/15/52(a)	6,385	6,518,686

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
HCA, Inc.
2.38%, 07/15/31	$6,314	$5,603,893
3.50%, 09/01/30	18,310	17,387,240
3.50%, 07/15/51(a)	10,477	7,011,300
3.63%, 03/15/32	15,443	14,368,081
4.13%, 06/15/29	5,021	4,946,600
4.60%, 11/15/32	6,646	6,481,387
4.63%, 03/15/52	16,086	12,954,188
4.70%, 05/15/31	12,290	12,182,642
4.90%, 11/15/35	7,165	6,932,113
5.00%, 05/15/33	10,786	10,676,073
5.13%, 06/15/39	8,239	7,808,681
5.25%, 03/01/30	7,237	7,358,405
5.25%, 06/15/49	14,961	13,349,400
5.30%, 05/15/36	9,835	9,732,122
5.45%, 04/01/31	12,074	12,338,393
5.45%, 09/15/34	9,893	9,990,599
5.50%, 03/01/32	5,713	5,854,609
5.50%, 06/01/33	9,442	9,640,888
5.50%, 06/15/47	11,897	11,008,241
5.60%, 04/01/34	10,767	11,016,953
5.70%, 11/15/55	6,800	6,388,049
5.75%, 03/01/35	11,994	12,330,110
5.90%, 06/01/53	7,921	7,633,557
5.95%, 09/15/54	7,354	7,143,572
6.00%, 04/01/54(a)	12,108	11,831,955
6.20%, 03/01/55	8,646	8,677,758
Humana, Inc.
2.15%, 02/03/32(a)	7,652	6,631,666
4.95%, 10/01/44	5,376	4,653,847
5.38%, 04/15/31	12,490	12,677,098
5.50%, 03/15/53(a)	4,919	4,399,736
5.55%, 05/01/35(a)	5,904	5,905,975
5.75%, 04/15/54(a)	7,325	6,782,720
5.88%, 03/01/33(a)	6,321	6,510,230
5.95%, 03/15/34(a)	6,059	6,263,708
Kaiser Foundation Hospitals
4.15%, 05/01/47	8,618	7,045,527
Series 2019, 3.27%, 11/01/49	4,618	3,198,703
Series 2021, 2.81%, 06/01/41	5,121	3,755,831
Series 2021, 3.00%, 06/01/51(a)	7,787	5,034,212
Laboratory Corp. of America Holdings
4.70%, 02/01/45(a)	6,006	5,345,917
4.80%, 10/01/34	6,960	6,795,327
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	2,272	1,330,084
Quest Diagnostics, Inc.
2.95%, 06/30/30(a)	5,365	5,030,082
5.00%, 12/15/34(a)	7,467	7,428,572
6.40%, 11/30/33	5,470	5,941,986
Sutter Health, Series 2025, 5.54%, 08/15/35	750	775,598
UnitedHealth Group, Inc.
2.00%, 05/15/30	10,350	9,401,144
2.30%, 05/15/31(a)	14,441	12,949,679
2.75%, 05/15/40	6,703	4,945,925
2.88%, 08/15/29	5,995	5,719,201
2.90%, 05/15/50(a)	7,400	4,714,436
3.05%, 05/15/41	13,028	9,803,983
3.13%, 05/15/60	8,109	4,920,735
3.25%, 05/15/51	18,509	12,414,869
3.50%, 08/15/39	8,554	7,027,694
Security	Par (000)	Value
Health Care - Services (continued)
3.70%, 08/15/49	$10,707	$7,867,272
3.75%, 10/15/47	11,168	8,427,588
3.88%, 08/15/59	10,625	7,570,588
4.20%, 05/15/32	11,238	10,934,566
4.20%, 01/15/47	8,788	7,120,946
4.25%, 03/15/43(a)	6,557	5,561,701
4.25%, 06/15/48	10,318	8,355,809
4.45%, 12/15/48	6,681	5,557,798
4.50%, 04/15/33	11,569	11,303,289
4.63%, 07/15/35(a)	8,223	7,980,986
4.65%, 01/15/31	7,408	7,426,615
4.75%, 07/15/45	12,951	11,489,971
4.75%, 05/15/52	13,945	11,954,276
4.80%, 01/15/30	9,326	9,416,011
4.90%, 04/15/31(a)	8,159	8,260,509
4.95%, 01/15/32(a)	10,432	10,519,796
4.95%, 05/15/62	7,400	6,325,008
5.00%, 04/15/34	8,580	8,589,019
5.05%, 04/15/53	13,379	11,971,964
5.15%, 07/15/34	16,112	16,285,607
5.20%, 04/15/63	12,658	11,250,634
5.30%, 02/15/30(a)	7,731	7,916,590
5.30%, 06/15/35(a)	9,235	9,400,681
5.35%, 02/15/33(a)	13,021	13,396,330
5.38%, 04/15/54	12,663	11,840,876
5.50%, 07/15/44	11,529	11,291,602
5.50%, 04/15/64	9,430	8,816,669
5.63%, 07/15/54	20,727	20,091,989
5.75%, 07/15/64(a)	13,223	12,832,013
5.80%, 03/15/36(a)	5,708	5,997,149
5.88%, 02/15/53	13,473	13,512,293
5.95%, 06/15/55(a)	5,125	5,246,118
6.05%, 02/15/63	9,988	10,164,576
6.88%, 02/15/38(a)	8,350	9,509,324
Universal Health Services, Inc., 2.65%, 10/15/30	5,881	5,311,781
		1,108,504,595
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
5.70%, 01/23/31(a)(b)	6,260	6,162,064
6.55%, 03/15/32	836	846,202
6.70%, 07/29/31(a)	8,672	8,865,944
Ares Capital Corp.
5.25%, 04/12/31(a)	6,693	6,539,750
5.50%, 09/01/30(a)	6,226	6,164,600
5.55%, 01/15/30	3,503	3,480,135
5.80%, 03/08/32(a)	4,835	4,806,342
5.95%, 07/15/29(a)	3,668	3,709,783
Ares Strategic Income Fund
5.60%, 02/15/30(a)	5,814	5,727,671
6.20%, 03/21/32	4,052	4,035,031
Blackstone Private Credit Fund
5.95%, 07/16/29	7,146	7,155,359
5.95%, 05/15/31(a)	2,808	2,772,081
6.00%, 01/29/32	7,661	7,564,848
6.00%, 11/22/34(a)	6,184	5,941,347
Blue Owl Credit Income Corp.
5.80%, 03/15/30	8,432	8,217,351
6.60%, 09/15/29(a)	6,027	6,073,457
6.65%, 03/15/31(a)	6,419	6,435,069

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Goldman Sachs Private Credit Corp., 6.15%, 06/16/31(a)(b)	$2,960	$2,944,895
Sixth Street Lending Partners, 6.13%, 07/15/30	5,987	6,020,231
		103,462,160
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	3,876	3,692,874
Insurance — 2.0%
Aflac, Inc., 3.60%, 04/01/30	330	319,239
Allstate Corp. (The), 5.25%, 03/30/33	7,247	7,382,368
American International Group, Inc.
4.38%, 06/30/50(a)	8,235	6,786,822
4.75%, 04/01/48	7,842	6,893,644
5.13%, 03/27/33(a)	7,392	7,472,351
Aon Corp., 2.80%, 05/15/30	9,366	8,728,962
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	8,602	6,360,570
5.35%, 02/28/33(a)	6,251	6,388,351
Aon North America, Inc.
5.45%, 03/01/34	13,819	14,113,884
5.75%, 03/01/54	13,341	13,077,222
Arthur J Gallagher & Co.
3.50%, 05/20/51(a)	7,054	4,861,673
4.85%, 12/15/29(a)	5,211	5,253,655
5.15%, 02/15/35(a)	9,763	9,686,301
5.55%, 02/15/55(a)	11,524	10,887,814
Athene Holding Ltd.
6.25%, 04/01/54	7,404	6,991,035
6.63%, 05/19/55(a)	8,037	7,936,657
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	6,442	5,727,180
2.50%, 01/15/51(a)	8,140	4,812,582
2.85%, 10/15/50	13,756	8,746,684
2.88%, 03/15/32(a)	6,998	6,483,236
3.85%, 03/15/52	18,098	13,769,856
4.20%, 08/15/48(a)	14,494	11,930,672
4.25%, 01/15/49	13,375	11,041,667
5.75%, 01/15/40(a)	5,575	5,984,051
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	9,266	8,421,333
Brighthouse Financial, Inc., 4.70%, 06/22/47(a)	2,473	1,785,140
Brown & Brown, Inc.
4.90%, 06/23/30(a)	7,195	7,189,522
5.55%, 06/23/35	7,644	7,659,109
6.25%, 06/23/55(a)	7,372	7,401,837
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	12,340	10,820,732
3.05%, 12/15/61(a)	8,415	5,151,310
4.35%, 11/03/45	10,919	9,384,353
4.90%, 08/15/35	9,177	9,055,113
5.00%, 03/15/34(a)	6,229	6,251,250
5.30%, 05/20/36(a)	4,523	4,582,532
6.00%, 05/11/37(a)	9,171	9,775,826
Corebridge Financial, Inc.
3.90%, 04/05/32	7,701	7,245,055
4.40%, 04/05/52(a)	8,978	7,225,442
5.75%, 01/15/34(a)	8,820	9,064,230
Equitable Holdings, Inc., 5.00%, 04/20/48(a)	9,737	8,534,295
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52	7,774	4,851,801
3.50%, 10/15/50	7,213	4,904,971
Security	Par (000)	Value
Insurance (continued)
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	$2,343	$2,414,048
6.00%, 12/07/33	3,953	4,141,912
6.35%, 03/22/54	5,476	5,674,595
Hartford Insurance Group, Inc., 3.60%, 08/19/49	6,117	4,440,945
Manulife Financial Corp.
3.70%, 03/16/32(a)	8,398	7,970,498
4.99%, 12/11/35	6,649	6,560,266
5.38%, 03/04/46	5,731	5,535,846
Marsh & McLennan Companies, Inc.
2.25%, 11/15/30(a)	6,981	6,323,812
4.65%, 03/15/30(a)	10,806	10,827,778
4.85%, 11/15/31	5,423	5,453,875
4.90%, 03/15/49	8,695	7,717,554
5.00%, 03/15/35	16,723	16,582,595
5.40%, 03/15/55(a)	12,469	11,843,443
5.70%, 09/15/53(a)	6,114	6,040,935
MetLife, Inc.
4.05%, 03/01/45	8,013	6,565,077
4.13%, 08/13/42	6,377	5,350,885
4.55%, 03/23/30(a)	9,227	9,280,370
4.60%, 05/13/46	7,938	6,952,244
4.88%, 11/13/43	6,684	6,142,524
5.00%, 07/15/52(a)	6,695	6,067,143
5.25%, 01/15/54(a)	8,030	7,545,519
5.30%, 12/15/34(a)	5,438	5,558,110
5.38%, 07/15/33(a)	6,964	7,209,206
5.70%, 06/15/35(a)	7,871	8,227,979
5.88%, 02/06/41	7,072	7,322,373
6.38%, 06/15/34(a)	7,490	8,159,259
Progressive Corp.(The)
4.13%, 04/15/47	5,616	4,527,852
5.15%, 03/26/36	7,288	7,288,194
Prudential Financial, Inc.
3.70%, 03/13/51(a)	10,447	7,598,616
3.91%, 12/07/47	6,202	4,742,434
3.94%, 12/07/49	6,591	5,006,444
4.35%, 02/25/50	7,244	5,883,651
4.60%, 05/15/44	6,933	6,038,902
5.20%, 03/14/35(a)	7,257	7,300,723
5.70%, 12/14/36(a)	6,984	7,250,675
Travelers Companies, Inc.(The)
3.05%, 06/08/51	8,139	5,344,574
5.35%, 11/01/40	7,022	6,977,874
5.45%, 05/25/53(a)	6,910	6,715,035
5.70%, 07/24/55(a)	5,546	5,599,233
6.25%, 06/15/37	7,575	8,265,239
Willis North America, Inc.
5.35%, 05/15/33	7,366	7,463,345
5.90%, 03/05/54	6,073	6,020,675
		608,872,584
Internet — 5.3%
Airbnb, Inc.
4.65%, 03/16/31	9,582	9,578,079
5.25%, 03/16/36	6,170	6,167,989
Alphabet, Inc.
1.10%, 08/15/30(a)	14,158	12,445,707
1.90%, 08/15/40(a)	9,347	6,217,930
2.05%, 08/15/50(a)	21,120	11,335,795
2.25%, 08/15/60	14,095	7,112,832

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.00%, 05/15/30	$7,770	$7,677,459
4.10%, 11/15/30	14,735	14,576,499
4.10%, 02/15/31(a)	16,232	16,004,224
4.38%, 11/15/32	9,597	9,470,199
4.40%, 02/15/33	23,468	23,086,852
4.50%, 05/15/35(a)	11,536	11,295,493
4.70%, 11/15/35	28,129	27,630,675
4.80%, 02/15/36(a)	33,456	33,071,015
5.25%, 05/15/55	13,625	12,824,590
5.30%, 05/15/65	13,083	12,103,167
5.35%, 11/15/45	18,982	18,501,319
5.45%, 11/15/55	30,072	28,989,194
5.50%, 02/15/46	11,897	11,777,156
5.65%, 02/15/56(a)	27,894	27,664,806
5.70%, 11/15/75	21,147	20,617,771
5.75%, 02/15/66	12,624	12,514,191
Amazon.com, Inc.
1.50%, 06/03/30	16,522	14,786,197
2.10%, 05/12/31	22,732	20,344,865
2.50%, 06/03/50	15,792	9,280,098
2.70%, 06/03/60	13,174	7,277,393
2.88%, 05/12/41	14,384	10,700,181
3.10%, 05/12/51(a)	29,843	19,621,781
3.25%, 05/12/61	14,377	8,961,730
3.60%, 04/13/32	14,089	13,417,800
3.88%, 08/22/37	18,883	17,006,753
3.95%, 04/13/52	16,662	12,828,104
4.05%, 08/22/47	24,046	19,315,604
4.10%, 11/20/30	12,489	12,317,204
4.10%, 04/13/62	9,370	7,001,060
4.25%, 03/13/31	37,930	37,468,589
4.25%, 08/22/57	16,047	12,585,609
4.35%, 03/20/33(a)	12,156	11,908,274
4.55%, 03/13/33	32,262	31,912,848
4.65%, 12/01/29	10,507	10,614,281
4.65%, 11/20/35	25,717	25,111,527
4.70%, 12/01/32	16,463	16,607,705
4.80%, 12/05/34(a)	7,768	7,826,248
4.88%, 03/13/36(a)	46,762	46,190,484
4.95%, 12/05/44(a)	13,725	12,905,381
5.45%, 11/20/55	25,096	23,939,910
5.55%, 11/20/65	16,627	15,747,460
5.65%, 03/13/46	17,702	17,660,358
5.80%, 03/13/56	40,260	40,249,106
5.95%, 03/13/66	24,242	24,374,148
6.05%, 03/13/76	22,502	22,675,200
AppLovin Corp.
5.13%, 12/01/29	7,931	8,017,979
5.38%, 12/01/31	7,158	7,275,725
5.50%, 12/01/34	4,780	4,824,562
eBay, Inc.
2.60%, 05/10/31(a)	9,715	8,779,933
2.70%, 03/11/30	6,411	5,959,203
3.65%, 05/10/51	7,116	5,177,330
4.00%, 07/15/42(a)	6,079	4,893,628
Expedia Group, Inc.
3.25%, 02/15/30(a)	9,661	9,169,778
5.40%, 02/15/35(a)	7,846	7,803,683
5.50%, 04/15/36	8,069	7,977,427
Meta Platforms, Inc.
3.85%, 08/15/32	23,052	21,857,918
Security	Par (000)	Value
Internet (continued)
4.20%, 11/15/30(a)	$33,192	$32,747,669
4.30%, 08/15/29(a)	4,190	4,194,550
4.45%, 08/15/52	18,701	14,639,248
4.55%, 05/15/31	32,799	32,687,129
4.55%, 08/15/31	16,019	15,980,466
4.60%, 11/15/32	29,749	29,350,967
4.65%, 08/15/62	12,073	9,305,297
4.75%, 08/15/34(a)	23,723	23,340,443
4.80%, 05/15/30	11,704	11,869,217
4.88%, 05/15/33	29,303	29,202,942
4.88%, 11/15/35(a)	48,726	47,557,702
4.95%, 05/15/33	15,051	15,119,762
5.25%, 05/15/36(a)	21,618	21,578,452
5.40%, 08/15/54	23,922	21,364,083
5.50%, 11/15/45	32,747	30,695,122
5.55%, 08/15/64(a)	19,533	17,303,482
5.60%, 05/15/53	20,509	18,950,743
5.63%, 11/15/55	48,889	44,971,309
5.75%, 05/15/63	14,777	13,577,598
5.75%, 11/15/65	32,570	29,734,202
6.20%, 05/15/46	23,103	23,342,945
6.30%, 05/15/56(a)	42,043	42,361,144
6.45%, 05/15/66	29,073	29,210,367
Netflix, Inc.
4.90%, 08/15/34(a)	9,947	9,990,318
5.40%, 08/15/54(a)	5,142	4,995,891
Uber Technologies, Inc.
4.15%, 01/15/31	7,527	7,366,796
4.30%, 01/15/30	15,016	14,861,649
4.80%, 09/15/34	8,219	8,043,004
4.80%, 09/15/35	11,047	10,748,322
5.35%, 09/15/54(a)	8,615	8,022,190
		1,586,149,015
Iron & Steel — 0.1%
ArcelorMittal SA
5.38%, 05/19/36	6,990	6,942,973
6.80%, 11/29/32(a)	6,639	7,319,808
Steel Dynamics, Inc., 5.25%, 05/15/35	3,381	3,403,547
		17,666,328
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29(a)	2,320	2,245,317
Marriott International, Inc., 5.50%, 04/15/37	11,244	11,351,596
Marriott International, Inc./MD
5.10%, 05/01/38	6,093	5,885,135
5.30%, 05/15/34	4,792	4,853,436
5.35%, 03/15/35	7,306	7,398,402
Series FF, 4.63%, 06/15/30(a)	7,323	7,312,172
Series GG, 3.50%, 10/15/32	9,517	8,782,130
Series HH, 2.85%, 04/15/31	6,920	6,352,680
		54,180,868
Machinery — 0.8%
Caterpillar Financial Services Corp.
4.70%, 11/15/29(a)	9,869	9,972,900
Series L, 4.50%, 05/15/31	8,187	8,170,810
Caterpillar, Inc.
2.60%, 04/09/30(a)	9,550	8,961,909
3.25%, 09/19/49	7,753	5,469,626
3.25%, 04/09/50	5,908	4,156,824
3.80%, 08/15/42(a)	11,705	9,740,409
5.20%, 05/15/35(a)	14,287	14,598,309

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.20%, 05/27/41(a)	$6,982	$6,987,266
Deere & Co.
3.75%, 04/15/50(a)	8,249	6,337,142
3.90%, 06/09/42(a)	6,087	5,168,472
5.45%, 01/16/35(a)	8,990	9,323,234
5.70%, 01/19/55(a)	6,037	6,206,069
GE Vernova, Inc.
4.88%, 02/04/36(a)	9,432	9,297,540
5.50%, 02/04/56(a)	8,506	8,230,280
Ingersoll Rand, Inc.
5.18%, 06/15/29	4,573	4,663,459
5.45%, 06/15/34	6,368	6,500,445
5.70%, 08/14/33	7,879	8,185,864
John Deere Capital Corp.
4.40%, 09/08/31	7,515	7,468,929
4.70%, 06/10/30(a)	9,503	9,589,659
4.85%, 06/11/29	2,835	2,875,376
4.90%, 03/07/31(a)	6,665	6,767,817
5.10%, 04/11/34	7,212	7,317,641
5.15%, 09/08/33	8,232	8,441,792
Series 1, 5.05%, 06/12/34	6,375	6,448,506
Series I, 4.55%, 06/05/30(a)	6,414	6,437,958
Otis Worldwide Corp.
2.57%, 02/15/30(a)	7,424	6,909,362
3.11%, 02/15/40	4,738	3,647,747
3.36%, 02/15/50(a)	3,568	2,476,456
Regal Rexnord Corp.
6.30%, 02/15/30(a)	9,145	9,539,977
6.40%, 04/15/33	9,502	10,073,171
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35	5,566	5,691,950
		225,656,899
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29	4,864	4,562,544
3.25%, 08/26/49	8,616	5,930,161
4.00%, 09/14/48(a)	7,091	5,585,304
Eaton Corp.
4.15%, 03/15/33(a)	7,089	6,892,610
4.15%, 11/02/42(a)	6,180	5,331,501
4.20%, 03/06/31(a)	12,803	12,595,159
4.50%, 03/06/33	11,686	11,486,412
4.80%, 03/06/36(a)	14,299	14,055,296
5.45%, 03/06/56(a)	8,113	7,970,452
Parker-Hannifin Corp.
3.25%, 06/14/29	3,858	3,729,112
4.00%, 06/14/49(a)	2,883	2,303,067
4.50%, 09/15/29	6,918	6,935,653
Teledyne Technologies, Inc., 2.75%, 04/01/31	5,723	5,243,808
		92,621,079
Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32(a)	8,288	7,060,133
2.80%, 04/01/31	13,455	12,014,633
3.50%, 06/01/41(a)	10,973	7,658,906
3.50%, 03/01/42(a)	10,481	7,209,953
3.70%, 04/01/51(a)	15,003	9,230,071
3.85%, 04/01/61(a)	15,726	9,116,996
Security	Par (000)	Value
Media (continued)
3.90%, 06/01/52	$17,244	$10,998,037
3.95%, 06/30/62	10,496	6,160,032
4.40%, 04/01/33	9,349	8,634,332
4.40%, 12/01/61(a)	13,078	8,349,224
4.80%, 03/01/50	20,975	15,547,146
5.13%, 07/01/49	8,479	6,504,083
5.25%, 04/01/53(a)	11,535	8,993,920
5.38%, 04/01/38	7,026	6,274,956
5.38%, 05/01/47	18,078	14,569,970
5.50%, 04/01/63	7,527	5,762,189
5.75%, 04/01/48	17,377	14,605,615
5.85%, 12/01/35	9,169	8,917,067
6.10%, 06/01/29	4,642	4,774,723
6.38%, 10/23/35	15,926	16,016,574
6.48%, 10/23/45	25,349	23,393,378
6.55%, 06/01/34	9,869	10,131,389
6.65%, 02/01/34	6,517	6,713,707
6.70%, 12/01/55(a)	5,727	5,429,094
Comcast Corp.
1.50%, 02/15/31(a)	14,781	12,824,622
1.95%, 01/15/31	12,865	11,415,717
2.45%, 08/15/52(a)	10,070	5,269,833
2.65%, 02/01/30	12,453	11,650,389
2.65%, 08/15/62	9,169	4,536,623
2.80%, 01/15/51(a)	13,621	7,873,091
2.89%, 11/01/51(a)	37,453	21,827,298
2.94%, 11/01/56(a)	45,935	25,717,164
2.99%, 11/01/63(a)	30,041	16,074,840
3.20%, 07/15/36(a)	5,939	4,990,363
3.25%, 11/01/39	8,805	6,803,618
3.40%, 04/01/30	12,609	12,133,585
3.40%, 07/15/46(a)	12,743	8,775,952
3.45%, 02/01/50(a)	15,098	9,995,231
3.75%, 04/01/40	10,990	8,936,912
3.90%, 03/01/38	9,214	7,915,176
3.97%, 11/01/47	14,871	11,030,474
4.00%, 08/15/47	8,115	6,053,326
4.00%, 03/01/48	6,896	5,105,489
4.00%, 11/01/49	14,927	10,912,540
4.05%, 11/01/52(a)	7,572	5,452,287
4.20%, 08/15/34	11,128	10,471,944
4.25%, 10/15/30(a)	11,005	10,877,806
4.25%, 01/15/33	13,694	13,188,775
4.40%, 08/15/35	9,797	9,253,825
4.60%, 10/15/38	5,984	5,474,927
4.60%, 08/15/45(a)	6,089	5,106,753
4.65%, 02/15/33(a)	7,275	7,192,911
4.70%, 10/15/48	12,976	10,685,645
4.80%, 05/15/33(a)	7,883	7,833,210
4.95%, 10/15/58	8,534	7,003,053
5.17%, 01/15/37(b)	6,068	5,917,655
5.30%, 06/01/34(a)	5,731	5,819,647
5.30%, 05/15/35(a)	6,742	6,858,814
5.35%, 05/15/53(a)	11,606	10,294,174
5.50%, 11/15/32(a)	5,797	6,008,596
5.50%, 05/15/64(a)	10,528	9,291,410
5.65%, 06/15/35(a)	5,128	5,297,137
5.65%, 06/01/54(a)	9,608	8,837,792
6.05%, 05/15/55(a)	8,159	8,049,889
7.05%, 03/15/33	6,166	6,905,028

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Fox Corp.
5.48%, 01/25/39(a)	$10,076	$9,906,549
5.58%, 01/25/49(a)	11,238	10,593,133
6.50%, 10/13/33	7,695	8,270,972
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	7,885	8,875,240
Time Warner Cable LLC
4.50%, 09/15/42	9,359	7,074,844
5.50%, 09/01/41	10,254	8,851,072
5.88%, 11/15/40	9,457	8,520,929
6.55%, 05/01/37(a)	12,095	12,081,544
6.75%, 06/15/39(a)	10,144	10,056,576
7.30%, 07/01/38	11,222	11,685,249
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	6,744	5,594,605
Walt Disney Co.(The)
2.00%, 09/01/29	8,030	7,465,992
2.65%, 01/13/31(a)	19,755	18,304,452
2.75%, 09/01/49	13,923	8,678,774
3.50%, 05/13/40	14,561	11,942,297
3.60%, 01/13/51	17,761	13,002,635
3.80%, 03/22/30(a)	6,092	5,960,911
3.80%, 05/13/60	11,427	8,261,234
4.00%, 03/14/31(a)	13,051	12,792,671
4.63%, 03/14/36(a)	8,010	7,787,742
4.63%, 03/23/40(a)	5,555	5,203,713
4.70%, 03/23/50(a)	13,232	11,641,515
6.20%, 12/15/34(a)	8,382	9,187,029
6.40%, 12/15/35(a)	5,679	6,287,686
6.65%, 11/15/37	10,002	11,263,581
		849,020,594
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41	6,244	6,343,825
5.75%, 05/01/43	6,698	6,788,827
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,336	6,618,189
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	7,531	6,481,331
4.90%, 02/28/33(a)	7,684	7,727,794
5.00%, 02/21/30	10,418	10,584,644
5.00%, 09/30/43	17,409	16,409,459
5.13%, 02/21/32	4,166	4,257,931
5.25%, 09/08/30	8,277	8,490,311
5.25%, 09/08/33(a)	6,586	6,746,450
5.30%, 02/21/35(a)	6,409	6,556,114
5.50%, 09/08/53(a)	7,592	7,473,762
5.75%, 09/05/55	7,602	7,723,727
Freeport-McMoRan, Inc., 5.45%, 03/15/43(a)	12,858	12,496,361
Newmont Corp., 2.60%, 07/15/32	6,068	5,472,431
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	6,860	7,066,404
Rio Tinto Alcan, Inc., 6.13%, 12/15/33	5,551	5,940,292
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	10,302	6,322,855
5.20%, 11/02/40	8,383	8,263,386
Rio Tinto Finance USA PLC
4.13%, 08/21/42	7,100	6,059,986
4.88%, 03/14/30(a)	10,220	10,344,760
5.00%, 03/14/32	11,159	11,309,045
5.13%, 03/09/53(a)	7,415	6,866,668
5.25%, 03/14/35(a)	10,336	10,529,950
Security	Par (000)	Value
Mining (continued)
5.75%, 03/14/55	$12,954	$13,081,805
5.88%, 03/14/65(a)	5,050	5,162,601
		211,118,908
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	7,217	6,582,418
Oil & Gas — 3.7%
BP Capital Markets America, Inc.
1.75%, 08/10/30(a)	8,541	7,653,007
2.72%, 01/12/32	10,172	9,195,495
2.77%, 11/10/50	12,499	7,748,141
2.94%, 06/04/51(a)	17,893	11,394,572
3.00%, 02/24/50(a)	16,663	10,887,259
3.00%, 03/17/52	9,433	6,034,009
3.06%, 06/17/41	10,368	7,841,243
3.38%, 02/08/61	15,682	10,180,739
3.63%, 04/06/30	11,287	10,961,332
4.81%, 02/13/33	16,018	16,007,305
4.89%, 09/11/33(a)	8,630	8,626,218
4.97%, 10/17/29	5,113	5,192,699
4.99%, 04/10/34	10,048	10,095,406
5.23%, 11/17/34(a)	11,173	11,366,294
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	3,924	3,513,018
5.00%, 12/15/29(a)	7,568	7,673,869
5.40%, 12/15/34	5,252	5,325,873
6.25%, 03/15/38	8,142	8,643,204
Cenovus Energy, Inc., 3.75%, 02/15/52(a)	4,252	3,057,956
Chevron Corp.
2.24%, 05/11/30(a)	6,546	6,044,654
3.08%, 05/11/50	7,984	5,370,845
Chevron USA, Inc.
2.34%, 08/12/50(a)	5,515	3,180,556
4.30%, 10/15/30(a)	8,476	8,466,402
4.50%, 10/15/32(a)	9,309	9,311,239
4.69%, 04/15/30	6,152	6,210,099
4.85%, 10/15/35(a)	8,355	8,354,809
4.98%, 04/15/35(a)	5,970	6,039,881
ConocoPhillips Co.
3.76%, 03/15/42	5,146	4,195,218
3.80%, 03/15/52	7,103	5,242,085
4.03%, 03/15/62	14,195	10,370,020
4.30%, 11/15/44	6,137	5,181,999
4.70%, 01/15/30(a)	12,882	12,967,950
5.00%, 01/15/35(a)	8,429	8,437,421
5.05%, 09/15/33(a)	8,016	8,143,524
5.30%, 05/15/53	9,376	8,754,869
5.50%, 01/15/55(a)	8,556	8,240,562
5.55%, 03/15/54	6,791	6,592,438
6.50%, 02/01/39(a)	12,805	14,182,566
Coterra Energy, Inc.
5.40%, 02/15/35	6,366	6,445,844
5.90%, 02/15/55	5,609	5,524,552
Devon Energy Corp.
4.75%, 05/15/42	7,355	6,582,062
5.00%, 06/15/45(a)	5,727	5,149,744
5.20%, 09/15/34(a)	10,320	10,389,396
5.60%, 07/15/41	9,177	9,071,412
5.75%, 09/15/54(a)	7,206	6,961,090

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy, Inc.
3.13%, 03/24/31	$8,224	$7,705,793
3.50%, 12/01/29	8,512	8,246,768
5.15%, 01/30/30	9,032	9,218,837
5.40%, 04/18/34(a)	6,762	6,909,685
5.55%, 04/01/35(a)	10,037	10,332,517
5.75%, 04/18/54(a)	10,413	10,219,670
5.90%, 04/18/64	6,860	6,795,907
6.25%, 03/15/33	9,311	9,983,157
EOG Resources, Inc.
4.38%, 04/15/30	6,057	6,027,321
4.40%, 01/15/31(a)	10,720	10,609,312
4.95%, 04/15/50(a)	5,722	5,124,617
5.00%, 07/15/32	7,123	7,207,222
5.35%, 01/15/36	7,049	7,153,196
5.65%, 12/01/54(a)	6,802	6,689,461
5.95%, 07/15/55	5,576	5,715,362
EQT Corp.
4.75%, 01/15/31	8,638	8,586,327
5.75%, 02/01/34	6,146	6,354,666
Equinor ASA
2.38%, 05/22/30	1,449	1,339,968
3.13%, 04/06/30(a)	3,707	3,537,783
3.25%, 11/18/49	2,712	1,883,693
3.70%, 04/06/50	2,609	1,967,650
3.95%, 05/15/43	1,649	1,367,356
4.75%, 11/14/35(a)	3,975	3,901,133
4.80%, 11/08/43	2,104	1,942,654
5.10%, 08/17/40	2,411	2,365,797
5.13%, 06/03/35(a)	5,500	5,597,053
Expand Energy Corp.
4.75%, 02/01/32	8,764	8,597,147
5.38%, 03/15/30	3,019	3,045,944
5.70%, 01/15/35	5,632	5,747,706
Exxon Mobil Corp.
2.44%, 08/16/29(a)	10,123	9,593,027
2.61%, 10/15/30(a)	15,766	14,691,430
3.00%, 08/16/39	5,526	4,397,027
3.10%, 08/16/49	9,219	6,266,508
3.45%, 04/15/51	19,703	14,117,525
3.48%, 03/19/30(a)	5,478	5,312,773
3.57%, 03/06/45	8,098	6,298,953
4.11%, 03/01/46	19,245	16,040,342
4.23%, 03/19/40	14,774	13,366,821
4.33%, 03/19/50	20,708	17,341,908
Hess Corp.
5.60%, 02/15/41	9,217	9,396,979
6.00%, 01/15/40	5,589	5,916,007
Marathon Petroleum Corp.
4.75%, 09/15/44	5,331	4,660,744
5.15%, 03/01/30(a)	11,659	11,861,452
5.70%, 03/01/35(a)	7,238	7,452,228
6.50%, 03/01/41	7,343	7,904,027
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	7,669	7,880,345
5.55%, 10/01/34(a)	10,443	10,756,790
6.05%, 10/01/54(a)	6,386	6,465,614
6.45%, 09/15/36	12,744	13,839,010
6.60%, 03/15/46	7,315	7,841,270
6.63%, 09/01/30	10,238	10,915,774
7.50%, 05/01/31(a)	7,102	7,913,830
Security	Par (000)	Value
Oil & Gas (continued)
8.88%, 07/15/30	$6,929	$7,885,922
Phillips 66
3.30%, 03/15/52	6,998	4,612,175
4.88%, 11/15/44	12,409	11,039,623
5.88%, 05/01/42(a)	10,525	10,605,114
Phillips 66 Co.
2.15%, 12/15/30(a)	7,561	6,794,734
4.65%, 11/15/34	6,530	6,353,661
5.25%, 06/15/31(a)	9,743	9,944,296
5.30%, 06/30/33	7,870	8,009,326
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,071	6,380,433
2.15%, 01/15/31	4,545	4,091,966
Shell Finance U.S., Inc.
2.38%, 11/07/29	9,227	8,640,307
2.75%, 04/06/30	6,922	6,511,914
3.00%, 11/26/51(a)(b)	8,323	5,406,968
3.13%, 11/07/49(a)(b)	5,176	3,482,655
3.25%, 04/06/50(a)	12,389	8,568,318
3.75%, 09/12/46	6,925	5,359,187
4.00%, 05/10/46	13,457	10,767,834
4.13%, 11/06/30	13,351	13,141,508
4.13%, 05/11/35(a)	7,743	7,333,247
4.38%, 05/11/45	17,779	15,194,477
4.55%, 08/12/43	5,126	4,546,621
4.75%, 01/06/36	5,296	5,206,719
5.50%, 03/25/40(b)	6,807	6,875,724
6.38%, 12/15/38(b)	13,661	15,013,655
Suncor Energy, Inc.
3.75%, 03/04/51(a)	5,855	4,243,288
4.00%, 11/15/47(a)	3,997	3,076,082
6.85%, 06/01/39	5,723	6,346,653
TotalEnergies Capital International SA
2.83%, 01/10/30	6,625	6,270,609
2.99%, 06/29/41	9,221	6,908,932
3.13%, 05/29/50	19,021	12,752,462
3.39%, 06/29/60(a)	5,484	3,592,876
3.46%, 07/12/49	7,013	5,033,835
TotalEnergies Capital SA
4.72%, 09/10/34	4,773	4,736,704
5.15%, 04/05/34	6,413	6,536,150
5.28%, 09/10/54	8,759	8,254,559
5.43%, 09/10/64	8,871	8,361,268
5.49%, 04/05/54(a)	12,677	12,301,289
5.64%, 04/05/64	8,612	8,382,558
TotalEnergies Capital USA LLC
4.25%, 01/13/31	12,443	12,289,012
4.57%, 01/13/33	11,486	11,340,484
4.86%, 01/13/36	7,370	7,263,896
Valero Energy Corp.
3.65%, 12/01/51	6,180	4,319,366
5.15%, 03/10/36(a)	7,528	7,448,961
6.63%, 06/15/37	10,223	11,270,337
Woodside Finance Ltd.
5.10%, 09/12/34	9,151	9,080,061
5.40%, 05/19/30	10,101	10,295,351
5.70%, 09/12/54	5,121	4,901,169
6.00%, 05/19/35	7,118	7,429,793
		1,125,415,041
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	8,625	8,307,565

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47(a)	$10,636	$8,504,924
4.35%, 06/15/31	8,283	8,147,011
4.65%, 06/15/33	8,421	8,271,565
5.00%, 06/15/36	14,743	14,499,913
5.85%, 06/15/56	13,600	13,551,743
Halliburton Co.
2.92%, 03/01/30	12,829	12,074,265
4.75%, 08/01/43	6,605	5,875,797
4.85%, 11/15/35(a)	6,592	6,425,583
5.00%, 11/15/45	13,806	12,520,384
6.70%, 09/15/38	6,003	6,664,280
7.45%, 09/15/39	7,449	8,760,247
Schlumberger Investment SA, 5.15%, 05/07/36(a)	2,635	2,634,494
		116,237,771
Packaging & Containers — 0.2%
Amcor Flexibles North America, Inc.
2.69%, 05/25/31	6,814	6,170,696
5.13%, 03/12/36(a)	5,461	5,353,577
5.50%, 03/17/35(a)	8,309	8,431,917
Berry Global, Inc.
5.65%, 01/15/34(a)	5,915	6,033,489
5.80%, 06/15/31	5,793	6,027,063
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	4,239	4,314,596
5.44%, 04/03/34	8,231	8,355,826
5.78%, 04/03/54(a)	8,125	8,067,975
Smurfit Westrock Financing DAC
5.19%, 01/15/36	7,512	7,423,693
5.42%, 01/15/35(a)	5,766	5,821,216
		66,000,048
Pharmaceuticals — 7.2%
AbbVie, Inc.
3.20%, 11/21/29	40,522	38,882,326
4.05%, 11/21/39	30,033	26,440,531
4.13%, 03/15/31	9,419	9,237,149
4.25%, 11/21/49	43,228	35,326,371
4.30%, 05/14/36(a)	6,976	6,597,140
4.40%, 03/15/33	12,670	12,426,304
4.40%, 11/06/42	25,077	22,100,300
4.45%, 05/14/46	16,711	14,369,177
4.50%, 05/14/35	23,401	22,601,598
4.55%, 03/15/35	9,789	9,520,066
4.70%, 05/14/45	19,452	17,382,844
4.75%, 03/15/36(a)	9,604	9,410,582
4.75%, 03/15/45	6,965	6,271,556
4.85%, 06/15/44	6,474	5,936,373
4.88%, 03/15/30	6,173	6,262,260
4.88%, 11/14/48	10,837	9,756,499
4.95%, 03/15/31(a)	6,221	6,324,264
5.05%, 03/15/34	22,260	22,574,955
5.20%, 03/15/35	5,935	6,043,043
5.35%, 03/15/44	8,774	8,579,566
5.40%, 03/15/54	22,588	21,735,486
5.50%, 03/15/64	12,065	11,611,691
5.55%, 03/15/56	10,718	10,536,425
5.60%, 03/15/55	8,307	8,218,143
Security	Par (000)	Value
Pharmaceuticals (continued)
Astrazeneca Finance LLC
2.25%, 05/28/31	$8,768	$7,887,480
4.60%, 03/02/36	6,745	6,557,221
4.90%, 02/26/31	6,310	6,409,166
5.00%, 02/26/34	11,177	11,311,201
AstraZeneca PLC
1.38%, 08/06/30	5,618	4,964,365
3.00%, 05/28/51(a)	8,362	5,585,156
4.00%, 09/18/42	5,717	4,853,846
4.38%, 11/16/45	5,471	4,777,158
4.38%, 08/17/48	7,146	6,150,228
6.45%, 09/15/37	20,319	22,659,135
Becton Dickinson & Co.
1.96%, 02/11/31	8,121	7,178,341
2.82%, 05/20/30	6,839	6,384,945
4.67%, 06/06/47(a)	1,695	1,488,060
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	10,519	9,246,498
2.35%, 11/13/40(a)	8,795	6,161,047
2.55%, 11/13/50	15,894	9,340,511
2.95%, 03/15/32	12,947	11,855,189
3.40%, 07/26/29	4,996	4,853,574
3.55%, 03/15/42	8,132	6,471,229
3.70%, 03/15/52	15,972	11,654,530
3.90%, 03/15/62	6,879	4,923,176
4.13%, 06/15/39(a)	14,769	13,201,036
4.25%, 10/26/49	29,087	23,573,803
4.35%, 11/15/47	10,916	9,100,562
4.55%, 02/20/48	8,462	7,240,325
5.10%, 02/22/31	7,013	7,175,840
5.20%, 02/22/34(a)	17,759	18,180,265
5.55%, 02/22/54(a)	18,751	18,242,522
5.75%, 02/01/31(a)	6,818	7,149,904
5.90%, 11/15/33	5,786	6,168,429
Cardinal Health, Inc.
5.00%, 11/15/29	7,702	7,794,416
5.35%, 11/15/34	5,748	5,812,007
Cencora, Inc.
2.70%, 03/15/31	6,993	6,382,309
4.90%, 02/13/36	7,390	7,206,736
CVS Health Corp.
1.75%, 08/21/30	11,894	10,533,091
1.88%, 02/28/31	10,537	9,249,930
2.13%, 09/15/31	7,892	6,894,627
3.25%, 08/15/29	8,896	8,531,366
3.75%, 04/01/30(a)	8,722	8,444,027
4.78%, 03/25/38	37,165	34,669,604
5.00%, 09/15/32(a)	5,615	5,643,195
5.05%, 03/25/48	57,432	50,373,251
5.13%, 02/21/30	6,007	6,091,303
5.13%, 07/20/45	24,442	21,948,202
5.25%, 01/30/31(a)	6,207	6,328,684
5.25%, 02/21/33(a)	11,949	12,143,599
5.30%, 06/01/33(a)	11,303	11,458,234
5.30%, 12/05/43	9,421	8,739,520
5.40%, 06/01/29(a)	3,163	3,231,710
5.45%, 09/15/35(a)	13,044	13,194,422
5.55%, 06/01/31	7,248	7,467,732
5.63%, 02/21/53	9,105	8,526,567
5.70%, 06/01/34	7,399	7,641,907
5.88%, 06/01/53(a)	10,225	9,880,398

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.00%, 06/01/44	$5,057	$5,078,538
6.00%, 06/01/63	5,955	5,778,028
6.05%, 06/01/54(a)	8,592	8,526,484
6.20%, 09/15/55(a)	9,806	9,958,656
Eli Lilly & Co.
2.25%, 05/15/50	11,692	6,646,155
2.50%, 09/15/60	7,115	3,849,308
3.95%, 03/15/49	6,368	5,065,797
4.20%, 08/14/29(a)	5,440	5,430,014
4.25%, 03/15/31(a)	7,053	7,009,721
4.38%, 05/20/31	11,646	11,588,762
4.55%, 10/15/32(a)	7,467	7,439,284
4.60%, 08/14/34	7,066	6,979,092
4.65%, 05/20/33	7,250	7,235,593
4.70%, 02/27/33(a)	7,843	7,890,348
4.70%, 02/09/34	7,543	7,513,788
4.75%, 02/12/30	11,595	11,761,869
4.85%, 05/20/36	17,020	16,892,054
4.88%, 02/27/53	10,835	9,790,693
4.90%, 02/12/32	7,393	7,519,025
4.90%, 10/15/35(a)	10,768	10,772,572
4.95%, 02/27/63	6,604	5,875,878
5.00%, 02/09/54	11,639	10,717,533
5.05%, 08/14/54	7,036	6,509,553
5.10%, 02/12/35(a)	7,838	7,987,221
5.10%, 02/09/64	11,464	10,443,868
5.20%, 08/14/64	7,040	6,516,258
5.50%, 02/12/55(a)	9,466	9,385,833
5.55%, 10/15/55(a)	7,239	7,220,336
5.60%, 05/20/56	11,557	11,576,465
5.60%, 02/12/65(a)	6,454	6,319,421
5.65%, 10/15/65(a)	7,830	7,768,143
5.70%, 05/20/66	6,094	6,115,408
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	4,609	4,485,267
GlaxoSmithKline Capital, Inc.
4.50%, 04/15/30	7,298	7,323,183
4.88%, 04/15/35(a)	7,435	7,396,533
6.38%, 05/15/38	18,116	20,006,638
Johnson & Johnson
1.30%, 09/01/30	14,094	12,507,849
2.10%, 09/01/40(a)	6,975	4,882,303
2.25%, 09/01/50(a)	7,601	4,398,130
2.45%, 09/01/60	9,990	5,427,221
3.40%, 01/15/38(a)	6,970	6,053,722
3.50%, 01/15/48	8,521	6,474,237
3.55%, 03/01/36	9,307	8,462,748
3.63%, 03/03/37	8,068	7,229,542
3.70%, 03/01/46	15,279	12,235,214
3.75%, 03/03/47	8,656	6,911,132
4.38%, 12/05/33(a)	11,698	11,659,397
4.70%, 03/01/30(a)	9,810	9,962,284
4.80%, 06/01/29(a)	2,950	3,005,712
4.85%, 03/01/32(a)	8,116	8,325,110
4.90%, 06/01/31(a)	9,307	9,560,488
4.95%, 06/01/34(a)	9,028	9,297,156
5.00%, 03/01/35(a)	8,243	8,461,882
5.25%, 06/01/54(a)	6,582	6,566,580
5.95%, 08/15/37(a)	7,406	8,145,370
Merck & Co., Inc.
1.45%, 06/24/30(a)	10,505	9,337,690
2.15%, 12/10/31	14,775	13,054,636
Security	Par (000)	Value
Pharmaceuticals (continued)
2.35%, 06/24/40	$8,003	$5,700,086
2.45%, 06/24/50	7,998	4,669,527
2.75%, 12/10/51	17,553	10,733,061
2.90%, 12/10/61(a)	11,284	6,517,292
3.70%, 02/10/45(a)	12,393	9,711,447
3.90%, 03/07/39(a)	8,860	7,808,351
4.00%, 03/07/49	12,400	9,832,370
4.15%, 09/15/30(a)	5,799	5,748,462
4.15%, 03/15/31	8,822	8,673,812
4.15%, 05/18/43	8,996	7,652,337
4.30%, 05/17/30	6,846	6,815,557
4.45%, 12/04/32(a)	6,972	6,876,551
4.50%, 05/17/33(a)	10,765	10,682,048
4.55%, 09/15/32(a)	8,566	8,539,966
4.75%, 12/04/35(a)	11,632	11,404,471
4.90%, 05/17/44	6,635	6,134,711
4.95%, 05/22/33	10,325	10,412,141
4.95%, 09/15/35	10,044	10,038,687
5.00%, 05/17/53	11,291	10,247,031
5.15%, 05/17/63	7,099	6,433,041
5.20%, 05/22/36	9,119	9,229,789
5.50%, 03/15/46	7,159	7,050,349
5.55%, 12/04/55(a)	11,305	11,092,048
5.70%, 09/15/55(a)	9,716	9,745,390
5.70%, 12/04/65(a)	7,546	7,460,198
5.85%, 05/22/56	4,350	4,454,769
Mylan, Inc., 5.20%, 04/15/48	4,345	3,572,638
Novartis Capital Corp.
2.20%, 08/14/30	17,182	15,717,336
2.75%, 08/14/50	5,426	3,436,620
3.80%, 09/18/29	5,758	5,657,988
4.00%, 09/18/31	8,027	7,866,198
4.00%, 11/20/45	10,024	8,296,456
4.10%, 11/05/30	14,269	14,044,917
4.20%, 09/18/34(a)	8,252	7,954,925
4.30%, 11/05/32(a)	10,271	10,072,632
4.40%, 03/18/31(a)	11,432	11,370,970
4.40%, 05/06/44	15,445	13,581,851
4.60%, 03/18/33(a)	15,083	14,973,742
4.60%, 11/05/35(a)	6,594	6,450,734
4.70%, 09/18/54	5,708	5,026,716
4.90%, 03/18/36(a)	15,729	15,654,356
5.60%, 03/18/46	7,503	7,576,205
5.70%, 03/18/56	15,094	15,314,701
Pfizer Investment Enterprises Pte. Ltd.
4.65%, 05/19/30(a)	10,477	10,527,856
4.75%, 05/19/33(a)	37,501	37,267,710
5.11%, 05/19/43	21,185	20,104,480
5.30%, 05/19/53	46,782	43,801,912
5.34%, 05/19/63	30,967	28,561,298
Pfizer, Inc.
1.70%, 05/28/30	10,327	9,293,029
1.75%, 08/18/31(a)	7,523	6,582,733
2.55%, 05/28/40	8,585	6,256,975
2.63%, 04/01/30	11,558	10,816,787
2.70%, 05/28/50(a)	7,314	4,533,862
3.90%, 03/15/39	6,120	5,332,124
4.00%, 12/15/36(a)	6,748	6,207,104
4.00%, 03/15/49	10,677	8,449,107
4.13%, 12/15/46(a)	6,602	5,419,837
4.20%, 11/15/30(a)	11,250	11,135,558

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.20%, 09/15/48	$9,737	$7,971,904
4.30%, 06/15/43	7,551	6,508,587
4.40%, 05/15/44(a)	7,144	6,231,927
4.50%, 11/15/32(a)	9,807	9,678,706
4.88%, 11/15/35	9,278	9,188,737
7.20%, 03/15/39	18,184	21,258,369
Sanofi SA, 4.20%, 11/03/32	5,146	5,049,315
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	19,337	17,584,405
3.03%, 07/09/40(a)	10,891	8,251,544
3.18%, 07/09/50(a)	14,347	9,507,588
3.38%, 07/09/60(a)	7,035	4,486,867
5.30%, 07/05/34	8,813	8,945,089
5.65%, 07/05/44(a)	6,169	6,106,290
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	12,775	12,801,535
5.90%, 07/07/55(a)	5,486	5,515,604
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	5,945	4,999,388
Viatris, Inc.
2.70%, 06/22/30	8,467	7,738,456
3.85%, 06/22/40	7,843	6,121,871
4.00%, 06/22/50	10,275	7,019,160
Wyeth LLC
5.95%, 04/01/37(a)	14,841	15,769,447
6.50%, 02/01/34(a)	5,052	5,557,762
Zoetis, Inc.
2.00%, 05/15/30	6,523	5,900,451
4.70%, 02/01/43	9,566	8,527,220
5.00%, 08/17/35(a)	6,456	6,376,835
5.60%, 11/16/32	5,619	5,848,288
		2,174,876,144
Pipelines — 4.4%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	8,027	7,787,209
Cheniere Energy Partners LP
3.25%, 01/31/32	5,818	5,336,125
4.00%, 03/01/31	6,558	6,322,729
4.50%, 10/01/29	7,347	7,313,141
5.35%, 11/30/36(b)	1,665	1,661,425
5.55%, 10/30/35(a)	8,430	8,593,538
5.75%, 08/15/34	8,107	8,412,165
5.95%, 06/30/33	11,055	11,590,468
6.05%, 11/30/56(b)	830	834,018
Cheniere Energy, Inc.
5.20%, 07/30/36(b)	7,348	7,239,677
5.65%, 04/15/34	12,049	12,391,657
6.00%, 07/30/56(b)	5,857	5,834,483
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	6,988	6,668,320
Enbridge, Inc.
2.50%, 08/01/33	8,594	7,349,661
3.13%, 11/15/29	6,191	5,902,865
3.40%, 08/01/51	6,334	4,324,943
4.85%, 03/27/31(a)	10,726	10,759,880
5.45%, 03/27/36	8,393	8,506,083
5.50%, 12/01/46	6,133	5,911,892
5.55%, 06/20/35	8,144	8,336,954
5.63%, 04/05/34(a)	8,774	9,085,678
5.70%, 03/08/33	15,770	16,401,161
5.95%, 04/05/54(a)	8,896	8,967,156
6.20%, 11/15/30(a)	5,657	5,972,779
Security	Par (000)	Value
Pipelines (continued)
6.70%, 11/15/53(a)	$8,153	$9,012,736
Energy Transfer LP
3.75%, 05/15/30	11,674	11,278,758
4.55%, 01/15/31(a)	9,061	8,976,923
5.00%, 05/15/50	14,512	12,373,255
5.15%, 03/15/45	7,016	6,254,457
5.25%, 07/01/29	4,987	5,080,383
5.30%, 04/15/47	7,674	6,899,168
5.35%, 01/15/36(a)	6,875	6,864,560
5.35%, 05/15/45	8,241	7,509,655
5.40%, 10/01/47	11,163	10,135,523
5.55%, 05/15/34	11,384	11,637,200
5.60%, 09/01/34	9,659	9,881,696
5.70%, 04/01/35	10,285	10,586,489
5.75%, 02/15/33	11,100	11,559,894
5.95%, 05/15/54	13,291	12,826,297
6.00%, 06/15/48	6,574	6,428,085
6.05%, 09/01/54	7,995	7,793,779
6.13%, 12/15/45	7,386	7,339,206
6.20%, 04/01/55	9,320	9,268,617
6.25%, 04/15/49	12,845	12,865,305
6.30%, 01/15/56	8,463	8,540,902
6.40%, 12/01/30	8,968	9,550,003
6.50%, 02/01/42	7,988	8,452,438
6.55%, 12/01/33	10,354	11,250,049
Enterprise Products Operating LLC
2.80%, 01/31/30	11,880	11,201,644
3.13%, 07/31/29(a)	5,032	4,840,980
3.20%, 02/15/52	8,190	5,439,886
3.30%, 02/15/53(a)	7,794	5,226,865
3.70%, 01/31/51	6,281	4,620,089
3.95%, 01/31/60	6,948	5,113,031
4.20%, 01/31/50	9,678	7,823,695
4.25%, 02/15/48	10,913	8,952,164
4.45%, 02/15/43	8,017	7,012,842
4.60%, 01/15/31	6,772	6,768,451
4.80%, 02/01/49	7,058	6,234,214
4.85%, 01/31/34(a)	9,468	9,449,924
4.85%, 08/15/42	6,036	5,575,194
4.85%, 03/15/44	12,404	11,361,549
4.90%, 05/15/46	7,884	7,128,411
4.95%, 02/15/35	5,649	5,635,867
5.10%, 02/15/45	9,657	9,044,135
5.20%, 01/15/36(a)	11,366	11,434,293
5.35%, 01/31/33	7,911	8,148,427
5.55%, 02/16/55(a)	10,492	10,166,004
5.95%, 02/01/41	6,524	6,813,459
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	7,144	6,856,700
6.95%, 01/15/38	7,089	7,950,353
Kinder Morgan, Inc.
2.00%, 02/15/31	6,394	5,670,904
3.60%, 02/15/51	8,238	5,820,850
4.80%, 02/01/33	9,826	9,757,394
5.05%, 02/15/46	6,560	5,940,436
5.15%, 06/01/30	10,162	10,373,786
5.20%, 06/01/33(a)	11,939	12,153,467
5.20%, 03/01/48	6,999	6,411,974
5.30%, 12/01/34(a)	6,107	6,181,162
5.40%, 02/01/34	6,987	7,156,396
5.45%, 08/01/52	6,281	5,900,414

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.55%, 06/01/45	$12,789	$12,352,830
5.85%, 06/01/35	5,678	5,956,237
5.95%, 08/01/54(a)	6,770	6,801,231
7.75%, 01/15/32	6,391	7,308,289
MPLX LP
2.65%, 08/15/30	12,133	11,198,374
4.50%, 04/15/38	16,408	14,897,614
4.70%, 04/15/48	9,504	7,897,886
4.80%, 02/15/31	10,139	10,133,570
4.95%, 09/01/32(a)	9,320	9,313,050
4.95%, 03/14/52	11,443	9,712,245
5.00%, 01/15/33(a)	7,022	6,933,841
5.00%, 03/01/33	6,393	6,377,359
5.20%, 03/01/47	7,684	6,912,251
5.30%, 04/01/36(a)	6,248	6,175,510
5.40%, 04/01/35(a)	6,456	6,478,603
5.40%, 09/15/35	13,063	13,076,515
5.50%, 06/01/34	9,353	9,493,820
5.50%, 02/15/49	11,225	10,340,542
5.95%, 04/01/55(a)	7,918	7,692,476
6.20%, 09/15/55(a)	8,722	8,757,588
ONEOK, Inc.
3.10%, 03/15/30(a)	6,883	6,505,421
3.95%, 03/01/50	5,460	3,952,129
4.75%, 10/15/31(a)	9,064	9,005,988
4.95%, 10/15/32	7,460	7,427,428
5.05%, 11/01/34	12,828	12,627,115
5.20%, 07/15/48	7,042	6,263,901
5.40%, 10/15/35	7,571	7,588,020
5.70%, 11/01/54	11,978	11,146,703
5.85%, 11/01/64(a)	7,456	7,000,041
6.05%, 09/01/33	12,627	13,277,759
6.10%, 11/15/32	6,501	6,860,271
6.25%, 10/15/55	8,830	8,862,342
6.63%, 09/01/53	12,854	13,496,300
Plains All American Pipeline LP, 5.95%, 06/15/35	4,739	4,902,979
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(a)	6,910	6,671,522
3.80%, 09/15/30	6,252	6,017,436
4.70%, 01/15/31	10,112	10,062,150
5.60%, 01/15/36	7,547	7,606,070
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)	14,055	13,958,490
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29	5,746	5,781,115
5.58%, 10/01/34	9,345	9,341,091
Targa Resources Corp.
4.20%, 02/01/33	7,727	7,354,325
4.35%, 04/15/31(a)	7,425	7,269,794
4.90%, 09/15/30(a)	6,574	6,617,596
4.95%, 04/15/52(a)	5,983	5,138,528
5.40%, 07/30/36	7,473	7,476,728
5.50%, 02/15/35	8,681	8,821,590
5.55%, 08/15/35	7,816	7,939,962
5.65%, 02/15/36(a)	5,800	5,929,864
6.05%, 05/15/56	4,487	4,459,341
6.13%, 03/15/33	6,014	6,369,144
6.13%, 05/15/55	7,812	7,832,928
6.50%, 03/30/34(a)	7,500	8,141,641
Security	Par (000)	Value
Pipelines (continued)
6.50%, 02/15/53(a)	$6,666	$7,028,177
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	7,435	7,080,820
4.88%, 02/01/31	10,298	10,295,564
5.50%, 03/01/30	4,740	4,803,531
TransCanada PipeLines Ltd.
4.10%, 04/15/30	11,228	11,000,760
4.63%, 03/01/34	7,347	7,119,114
5.10%, 03/15/49(a)	3,915	3,664,109
6.10%, 06/01/40(a)	7,841	8,216,664
6.20%, 10/15/37	7,434	7,906,339
7.63%, 01/15/39	8,907	10,521,624
Transcontinental Gas Pipe Line Co. LLC, 5.10%, 03/15/36	7,299	7,243,674
Western Midstream Operating LP
4.05%, 02/01/30	11,581	11,249,878
5.25%, 02/01/50	6,897	6,021,082
5.45%, 11/15/34	4,744	4,747,794
6.15%, 04/01/33	10,882	11,429,640
Williams Companies, Inc.(The)
2.60%, 03/15/31(a)	16,464	14,931,814
3.50%, 11/15/30	9,804	9,329,485
4.63%, 06/30/30(a)	7,794	7,778,711
4.65%, 08/15/32	6,910	6,836,091
4.85%, 03/01/48	5,811	5,049,536
5.10%, 09/15/45	8,733	8,019,683
5.15%, 03/15/34	8,862	8,877,543
5.15%, 03/15/36	7,446	7,340,720
5.30%, 09/30/35	5,484	5,492,944
5.30%, 08/15/52	6,353	5,814,180
5.60%, 03/15/35(a)	9,528	9,754,673
5.65%, 03/15/33	6,944	7,180,463
5.80%, 11/15/54	6,336	6,199,680
5.95%, 03/15/56(a)	8,078	8,017,830
6.30%, 04/15/40	9,196	9,761,877
		1,330,263,888
Private Equity — 0.0%
KKR & Co., Inc., 5.10%, 08/07/35(a)	7,157	6,960,714
Real Estate — 0.1%
CBRE Services, Inc.
4.90%, 01/15/33	7,424	7,326,583
5.25%, 06/01/36(a)	4,503	4,449,744
5.95%, 08/15/34	6,914	7,204,436
		18,980,763
Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	8,111	6,600,128
2.00%, 05/18/32	6,312	5,313,752
2.95%, 03/15/34	6,547	5,562,349
3.38%, 08/15/31	6,213	5,732,951
5.25%, 03/15/36(a)	5,602	5,489,009
American Tower Corp.
1.88%, 10/15/30	9,559	8,498,959
2.10%, 06/15/30	4,864	4,403,128
2.90%, 01/15/30	6,261	5,890,942
2.95%, 01/15/51(a)	8,870	5,589,417
3.10%, 06/15/50	8,278	5,407,696
3.80%, 08/15/29	5,125	5,009,991
4.70%, 12/15/32	8,407	8,291,367

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.90%, 03/15/30(a)	$7,895	$7,964,092
5.55%, 07/15/33	4,995	5,145,859
5.65%, 03/15/33	5,974	6,193,377
5.90%, 11/15/33	6,772	7,107,597
Boston Properties LP
2.45%, 10/01/33	5,938	4,899,137
2.55%, 04/01/32	7,902	6,887,045
3.25%, 01/30/31(a)	11,708	10,869,788
3.40%, 06/21/29	3,374	3,243,061
5.75%, 01/15/35(a)	7,767	7,852,289
6.50%, 01/15/34(a)	5,812	6,161,539
Brixmor Operating Partnership LP, 4.05%, 07/01/30	6,132	5,967,989
Crown Castle, Inc.
2.10%, 04/01/31	8,733	7,682,018
2.25%, 01/15/31	7,356	6,553,457
2.50%, 07/15/31	6,084	5,412,710
2.90%, 04/01/41	9,427	6,886,530
3.25%, 01/15/51	5,629	3,703,796
3.30%, 07/01/30	6,217	5,871,304
5.10%, 05/01/33	6,655	6,612,386
5.60%, 06/01/29	2,017	2,067,348
5.80%, 03/01/34	8,127	8,382,039
Digital Realty Trust LP, 3.60%, 07/01/29	5,598	5,437,729
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	11,906	11,799,777
4.70%, 03/15/33	8,168	7,995,433
5.50%, 06/15/34	4,698	4,793,679
Equinix, Inc.
2.15%, 07/15/30	6,701	6,043,408
2.50%, 05/15/31	9,600	8,616,509
3.20%, 11/18/29(a)	7,551	7,202,282
3.90%, 04/15/32	8,834	8,376,968
ERP Operating LP, 4.50%, 07/01/44	5,930	5,216,936
Extra Space Storage LP
4.95%, 01/15/33	3,975	3,941,420
5.50%, 07/01/30	7,854	8,047,382
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32	5,156	4,629,990
5.63%, 09/15/34	6,886	6,867,910
5.63%, 03/01/36(a)	7,058	6,936,787
Healthpeak OP LLC
3.00%, 01/15/30	5,583	5,265,730
5.25%, 12/15/32	4,574	4,622,683
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	6,043	5,694,057
Prologis LP
1.25%, 10/15/30	6,880	5,990,991
2.25%, 04/15/30	14,559	13,400,596
4.75%, 06/15/33	6,907	6,856,826
4.90%, 06/15/36	5,681	5,569,083
5.00%, 03/15/34	7,737	7,735,079
5.13%, 01/15/34(a)	4,574	4,622,035
5.25%, 05/15/35	5,333	5,403,597
5.25%, 06/15/53	5,846	5,528,028
5.25%, 03/15/54	5,289	4,995,841
Public Storage Operating Co., 5.35%, 08/01/53(a)	6,988	6,687,285
Realty Income Corp.
3.25%, 01/15/31	7,745	7,282,554
4.75%, 04/15/33	3,444	3,400,107
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.13%, 02/15/34	$7,337	$7,384,162
5.63%, 10/13/32(a)	5,786	6,029,603
Simon Property Group LP
2.45%, 09/13/29	7,830	7,337,001
2.65%, 07/15/30	5,803	5,393,319
3.25%, 09/13/49(a)	8,690	5,984,734
3.80%, 07/15/50(a)	4,914	3,683,284
4.30%, 01/15/31	8,070	7,954,595
4.75%, 09/26/34	7,742	7,572,172
5.13%, 10/01/35(a)	6,765	6,755,346
VICI Properties LP
4.95%, 02/15/30	6,476	6,474,882
5.13%, 11/15/31	6,146	6,127,014
5.13%, 05/15/32	10,686	10,607,806
5.63%, 04/01/35(a)	5,325	5,341,126
5.63%, 05/15/52(a)	5,641	5,183,474
Welltower OP LLC
2.80%, 06/01/31(a)	5,511	5,061,942
3.10%, 01/15/30	9,825	9,332,139
4.50%, 07/01/30	7,028	7,005,704
5.13%, 07/01/35(a)	10,498	10,543,538
Weyerhaeuser Co.
4.00%, 11/15/29(a)	7,850	7,690,743
4.00%, 04/15/30	7,205	7,017,395
		524,693,731
Retail — 2.6%
AutoZone, Inc.
4.00%, 04/15/30(a)	6,504	6,353,331
4.75%, 08/01/32	5,077	5,032,588
Costco Wholesale Corp.
1.60%, 04/20/30	11,111	10,067,077
1.75%, 04/20/32(a)	9,524	8,272,305
Dollar General Corp.
3.50%, 04/03/30	7,960	7,585,712
5.45%, 07/05/33(a)	9,230	9,385,146
Dollar Tree, Inc., 2.65%, 12/01/31	4,770	4,260,639
Home Depot, Inc.(The)
1.38%, 03/15/31(a)	6,758	5,855,641
1.88%, 09/15/31(a)	7,581	6,639,312
2.38%, 03/15/51	6,446	3,632,786
2.70%, 04/15/30(a)	11,509	10,823,921
2.75%, 09/15/51(a)	7,539	4,580,016
2.95%, 06/15/29	6,695	6,437,905
3.13%, 12/15/49	7,623	5,100,042
3.25%, 04/15/32	13,179	12,284,104
3.30%, 04/15/40(a)	10,280	8,253,376
3.35%, 04/15/50(a)	13,284	9,213,409
3.50%, 09/15/56(a)	4,678	3,215,334
3.63%, 04/15/52	11,831	8,521,699
3.90%, 06/15/47	9,321	7,275,232
4.20%, 04/01/43	7,067	6,023,177
4.25%, 04/01/46	11,018	9,182,142
4.40%, 03/15/45	11,456	9,786,333
4.50%, 09/15/32(a)	8,128	8,095,807
4.50%, 12/06/48	10,586	8,980,066
4.65%, 09/15/35(a)	7,446	7,260,183
4.75%, 06/25/29	4,781	4,839,655
4.85%, 06/25/31(a)	8,278	8,420,529
4.88%, 02/15/44	9,101	8,352,123
4.95%, 06/25/34(a)	13,010	13,058,933
4.95%, 09/15/52(a)	8,172	7,342,574

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.30%, 06/25/54(a)	$10,657	$10,033,749
5.88%, 12/16/36	22,537	23,939,326
5.95%, 04/01/41(a)	6,236	6,610,181
Lowe's Companies, Inc.
1.70%, 10/15/30	18,025	15,940,816
2.63%, 04/01/31(a)	13,346	12,171,153
2.80%, 09/15/41	6,793	4,838,062
3.00%, 10/15/50	11,589	7,298,133
3.70%, 04/15/46	10,452	7,825,307
3.75%, 04/01/32	11,089	10,510,302
4.05%, 05/03/47	13,540	10,575,502
4.25%, 03/15/31	6,679	6,557,565
4.25%, 04/01/52	9,403	7,347,258
4.45%, 04/01/62	8,401	6,512,442
4.50%, 04/15/30	12,514	12,499,609
4.50%, 10/15/32	6,136	6,015,437
4.85%, 10/15/35(a)	6,406	6,247,457
5.00%, 04/15/33(a)	9,638	9,704,855
5.15%, 07/01/33(a)	7,071	7,148,098
5.63%, 04/15/53(a)	14,157	13,598,305
5.80%, 09/15/62	7,948	7,729,782
McDonald's Corp.
2.13%, 03/01/30	12,471	11,458,523
2.63%, 09/01/29	8,504	8,058,350
3.60%, 07/01/30(a)	6,257	6,070,133
3.63%, 09/01/49	12,170	8,838,318
4.20%, 04/01/50	5,711	4,559,485
4.45%, 03/01/47	7,773	6,557,988
4.45%, 09/01/48	8,669	7,258,470
4.60%, 09/09/32(a)	5,578	5,599,276
4.70%, 12/09/35(a)	5,806	5,687,963
4.88%, 12/09/45	11,107	10,004,676
4.95%, 03/03/35	9,199	9,162,249
5.00%, 02/13/36(a)	7,669	7,648,234
5.15%, 09/09/52(a)	5,437	4,969,321
5.45%, 08/14/53(a)	5,608	5,355,775
6.30%, 10/15/37	6,247	6,811,362
6.30%, 03/01/38	5,538	6,034,913
O'Reilly Automotive, Inc.
4.70%, 06/15/32	5,921	5,879,527
5.10%, 03/12/36	6,857	6,778,496
Starbucks Corp.
2.25%, 03/12/30(a)	8,120	7,463,286
2.55%, 11/15/30	12,728	11,675,471
3.00%, 02/14/32(a)	7,211	6,601,934
3.50%, 11/15/50(a)	9,761	6,818,046
3.55%, 08/15/29(a)	5,193	5,065,171
4.45%, 08/15/49(a)	7,112	5,844,210
4.50%, 11/15/48(a)	3,548	2,956,171
Target Corp.
2.35%, 02/15/30	6,046	5,621,775
2.95%, 01/15/52(a)	10,698	6,793,384
4.00%, 07/01/42	9,581	8,013,292
4.50%, 09/15/32(a)	7,184	7,196,302
4.50%, 09/15/34(a)	6,976	6,788,371
4.80%, 01/15/53(a)	6,924	6,112,205
5.00%, 04/15/35(a)	6,989	7,008,972
Walmart, Inc.
2.50%, 09/22/41	10,097	7,269,038
2.65%, 09/22/51	11,970	7,431,919
4.05%, 06/29/48	10,662	8,769,738
Security	Par (000)	Value
Retail (continued)
4.10%, 04/15/33(a)	$12,141	$11,874,486
4.15%, 04/30/31(a)	9,377	9,304,958
4.15%, 09/09/32(a)	9,235	9,145,624
4.35%, 04/28/30(a)	7,973	8,010,298
4.45%, 04/30/33(a)	8,610	8,559,650
4.50%, 09/09/52(a)	9,200	7,982,285
4.50%, 04/15/53(a)	12,005	10,471,549
4.75%, 04/30/36(a)	7,660	7,609,151
4.90%, 04/28/35(a)	8,945	9,053,797
5.25%, 09/01/35	11,337	11,771,998
6.20%, 04/15/38	5,977	6,667,806
6.50%, 08/15/37	8,624	9,867,221
		781,715,603
Semiconductors — 3.1%
Analog Devices, Inc.
2.10%, 10/01/31	7,388	6,522,498
2.80%, 10/01/41	6,330	4,610,825
2.95%, 10/01/51(a)	7,233	4,669,461
Applied Materials, Inc.
1.75%, 06/01/30	5,670	5,108,652
2.75%, 06/01/50(a)	7,060	4,495,732
4.35%, 04/01/47	4,366	3,724,775
Broadcom, Inc.
2.45%, 02/15/31	20,139	18,279,347
2.60%, 02/15/33	18,206	15,864,912
3.14%, 11/15/35(b)	24,742	21,054,930
3.19%, 11/15/36(b)	19,645	16,440,822
3.42%, 04/15/33	16,141	14,731,668
3.47%, 04/15/34	24,368	21,924,260
3.50%, 02/15/41	28,786	22,966,763
3.75%, 02/15/51	18,749	14,018,873
4.15%, 11/15/30	9,582	9,404,354
4.15%, 04/15/32(b)	8,545	8,259,811
4.20%, 10/15/30	6,286	6,191,865
4.30%, 01/15/31(a)	8,062	7,966,555
4.30%, 11/15/32	15,126	14,691,262
4.35%, 02/15/30	12,886	12,801,081
4.55%, 02/15/32	6,791	6,716,524
4.60%, 07/15/30	15,549	15,539,599
4.60%, 01/15/33(a)	9,498	9,357,803
4.80%, 10/15/34	11,539	11,355,442
4.80%, 02/15/36	21,824	21,219,346
4.90%, 07/15/32	9,680	9,727,953
4.90%, 02/15/38	13,186	12,711,511
4.93%, 05/15/37(b)	18,714	18,175,965
4.95%, 01/15/36	6,724	6,636,771
5.05%, 07/12/29	3,596	3,657,740
5.05%, 04/15/30	8,004	8,137,384
5.15%, 11/15/31	10,809	11,037,340
5.20%, 04/15/32	6,209	6,336,105
5.20%, 07/15/35	16,740	16,823,767
5.70%, 01/15/56	10,201	10,156,620
Intel Corp.
2.00%, 08/12/31	9,256	8,071,344
2.45%, 11/15/29(a)	12,538	11,675,117
2.80%, 08/12/41	6,887	4,853,179
3.05%, 08/12/51(a)	2,810	1,758,216
3.10%, 02/15/60(a)	6,750	3,887,050
3.20%, 08/12/61	5,254	3,073,625
3.25%, 11/15/49	13,489	8,843,987
3.73%, 12/08/47	15,568	11,256,349

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.90%, 03/25/30	$7,201	$7,002,045
4.00%, 08/05/29	5,600	5,505,148
4.00%, 12/15/32(a)	6,813	6,438,465
4.10%, 05/19/46	10,147	7,903,413
4.10%, 05/11/47	7,848	6,049,884
4.15%, 08/05/32	9,261	8,903,733
4.60%, 03/25/40	5,933	5,349,455
4.65%, 06/01/31	15,727	15,660,967
4.75%, 03/25/50	17,455	14,510,228
4.80%, 10/01/41	6,168	5,533,991
4.90%, 07/29/45(a)	6,225	5,442,117
4.90%, 08/05/52	11,625	9,840,679
4.95%, 03/25/60	7,203	6,014,756
5.00%, 08/15/33	11,129	11,096,762
5.05%, 08/05/62	7,291	6,107,619
5.13%, 02/10/30	9,007	9,143,502
5.15%, 02/21/34(a)	6,800	6,828,510
5.20%, 02/10/33	17,173	17,393,338
5.30%, 05/15/36	18,109	18,060,568
5.60%, 02/21/54(a)	9,409	8,858,909
5.63%, 02/10/43(a)	6,286	6,118,489
5.70%, 02/10/53	17,151	16,317,165
5.90%, 02/10/63	7,902	7,616,798
6.13%, 05/15/56	16,870	16,978,724
KLA Corp.
3.30%, 03/01/50	7,241	5,012,629
4.65%, 07/15/32(a)	9,106	9,139,396
4.95%, 07/15/52(a)	10,889	9,878,361
5.25%, 07/15/62	3,745	3,463,237
Lam Research Corp.
1.90%, 06/15/30	7,157	6,488,547
2.88%, 06/15/50	5,132	3,292,803
4.88%, 03/15/49(a)	5,939	5,406,241
Marvell Technology, Inc.
2.95%, 04/15/31	6,266	5,772,064
5.30%, 04/15/36	6,150	6,151,245
Microchip Technology, Inc., 5.05%, 02/15/30	5,307	5,354,409
Micron Technology, Inc., 2.70%, 04/15/32	6,877	6,172,653
NVIDIA Corp.
2.00%, 06/15/31	10,925	9,781,611
2.85%, 04/01/30(a)	11,545	10,956,109
3.50%, 04/01/40	7,996	6,681,405
3.50%, 04/01/50(a)	11,613	8,666,848
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31	7,290	6,554,383
2.65%, 02/15/32	9,494	8,429,728
3.25%, 05/11/41	6,057	4,613,408
3.40%, 05/01/30(a)	6,560	6,268,354
4.30%, 06/18/29	4,713	4,673,865
5.00%, 01/15/33(a)	6,777	6,774,311
QUALCOMM, Inc.
1.65%, 05/20/32	10,947	9,294,231
2.15%, 05/20/30	7,602	6,965,722
3.25%, 05/20/50	5,617	3,842,912
4.30%, 05/20/47	12,197	10,100,110
4.50%, 05/20/52(a)	6,223	5,210,440
4.65%, 05/20/35(a)	8,089	7,987,693
4.80%, 05/20/45(a)	10,137	9,153,449
6.00%, 05/20/53	8,960	9,291,479
Texas Instruments, Inc.
1.75%, 05/04/30	8,935	8,076,072
Security	Par (000)	Value
Semiconductors (continued)
2.25%, 09/04/29	$5,902	$5,527,790
3.88%, 03/15/39	5,649	4,968,606
4.15%, 05/15/48(a)	12,561	10,416,945
4.90%, 03/14/33(a)	6,925	7,055,823
5.05%, 05/18/63(a)	10,751	9,662,276
5.15%, 02/08/54(a)	6,813	6,425,111
Xilinx, Inc., 2.38%, 06/01/30	1,477	1,366,215
		938,288,929
Software — 4.4%
Adobe, Inc.
2.30%, 02/01/30	10,849	10,047,145
4.95%, 04/04/34(a)	3,250	3,248,971
Autodesk, Inc., 2.40%, 12/15/31(a)	6,632	5,844,359
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31	8,850	7,907,225
2.90%, 12/01/29	435	407,886
Cadence Design Systems, Inc.
4.30%, 09/10/29	3,760	3,733,649
4.70%, 09/10/34(a)	4,167	4,108,802
Fidelity National Information Services, Inc.
2.25%, 03/01/31(a)	7,265	6,458,157
3.10%, 03/01/41	6,107	4,453,605
4.80%, 03/10/31	12,501	12,400,204
5.10%, 07/15/32(a)	5,991	6,006,418
Fiserv, Inc.
2.65%, 06/01/30	8,724	7,991,210
3.50%, 07/01/29	6,884	6,618,846
4.40%, 07/01/49(a)	13,241	10,159,753
4.55%, 02/15/31	8,251	8,081,545
4.75%, 03/15/30	4,551	4,517,861
5.15%, 08/12/34(a)	7,823	7,618,576
5.25%, 08/11/35(a)	10,356	10,131,118
5.45%, 03/15/34	6,761	6,732,996
5.60%, 03/02/33	6,480	6,568,370
5.63%, 08/21/33(a)	9,368	9,490,146
Intuit, Inc.
5.20%, 09/15/33(a)	7,438	7,512,915
5.50%, 09/15/53(a)	8,136	7,346,521
Microsoft Corp.
2.50%, 09/15/50	11,955	7,117,934
2.53%, 06/01/50(a)	45,654	27,469,336
2.68%, 06/01/60	28,543	16,016,745
2.92%, 03/17/52	46,164	29,746,766
3.04%, 03/17/62	15,006	9,184,289
3.45%, 08/08/36(a)	15,028	13,497,688
3.50%, 02/12/35(a)	9,765	9,070,579
3.70%, 08/08/46	12,945	10,248,406
4.10%, 02/06/37(a)	9,340	8,871,191
4.25%, 02/06/47(a)	7,053	6,028,284
4.45%, 11/03/45(a)	4,521	4,033,583
4.50%, 02/06/57(a)	5,606	4,796,714
MSCI, Inc., 5.25%, 09/01/35(a)	9,905	9,744,305
Oracle Corp.
2.88%, 03/25/31	18,961	16,977,313
2.95%, 04/01/30	20,802	19,206,002
3.60%, 04/01/40	21,171	15,680,183
3.60%, 04/01/50	32,175	20,063,101
3.65%, 03/25/41	14,684	10,742,879
3.80%, 11/15/37	12,898	10,491,143
3.85%, 07/15/36(a)	10,449	8,781,362
3.85%, 04/01/60	26,967	16,272,050

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.90%, 05/15/35	$10,927	$9,394,722
3.95%, 03/25/51(a)	23,898	15,684,845
4.00%, 07/15/46	21,398	14,870,414
4.00%, 11/15/47(a)	15,227	10,424,954
4.10%, 03/25/61(a)	10,645	6,760,346
4.13%, 05/15/45	15,077	10,738,141
4.20%, 09/27/29	6,855	6,687,269
4.30%, 07/08/34	13,108	11,844,909
4.38%, 05/15/55	9,179	6,280,846
4.45%, 09/26/30	24,201	23,447,376
4.50%, 07/08/44	7,773	5,926,689
4.65%, 05/06/30(a)	7,328	7,217,297
4.70%, 09/27/34	14,872	13,839,532
4.80%, 09/26/32	21,230	20,400,134
4.90%, 02/06/33	12,010	11,541,044
4.95%, 02/04/31	29,139	28,633,453
5.20%, 09/26/35	30,512	29,015,786
5.25%, 02/03/32	13,208	13,106,779
5.35%, 05/04/33(a)	24,682	24,304,400
5.38%, 07/15/40	16,041	14,394,168
5.38%, 09/27/54	13,789	11,050,454
5.50%, 08/03/35	14,707	14,258,289
5.50%, 09/27/64	10,924	8,618,290
5.55%, 02/06/53	16,136	13,363,078
5.70%, 02/04/36	35,432	34,792,871
5.88%, 09/26/45	20,067	17,927,051
5.95%, 09/26/55	24,562	21,458,112
6.00%, 08/03/55	12,948	11,316,559
6.10%, 09/26/65	17,296	14,895,338
6.13%, 07/08/39	10,271	10,100,554
6.13%, 08/03/65	8,109	7,023,438
6.15%, 11/09/29(a)	10,558	10,930,853
6.25%, 11/09/32	15,682	16,248,508
6.50%, 04/15/38(a)	10,302	10,586,527
6.55%, 02/04/46	16,493	15,894,802
6.70%, 02/04/56	39,895	38,353,553
6.85%, 02/04/66	19,928	19,093,824
6.90%, 11/09/52	17,563	17,280,297
Paychex, Inc.
5.10%, 04/15/30(a)	10,932	11,058,614
5.35%, 04/15/32	12,738	12,902,767
5.60%, 04/15/35(a)	7,892	7,960,631
Roper Technologies, Inc.
1.75%, 02/15/31	6,920	6,000,157
4.90%, 10/15/34	6,923	6,685,630
5.10%, 09/15/35	8,378	8,142,053
Salesforce, Inc.
1.95%, 07/15/31	14,101	12,323,528
2.70%, 07/15/41(a)	12,776	8,820,091
2.90%, 07/15/51(a)	13,739	8,163,769
3.05%, 07/15/61(a)	9,996	5,721,673
4.90%, 09/15/31	26,267	26,279,871
5.20%, 03/15/33(a)	19,891	19,999,442
5.55%, 03/15/36	31,968	32,161,595
6.40%, 03/15/46(a)	11,266	11,503,500
6.55%, 03/15/56	27,122	27,606,160
6.70%, 03/15/66(a)	7,860	8,114,244
ServiceNow, Inc.
1.40%, 09/01/30	12,956	11,366,975
5.40%, 05/15/36	6,591	6,639,193
Series ., 6.30%, 05/15/56(a)	3,262	3,352,138
Security	Par (000)	Value
Software (continued)
Synopsys, Inc.
4.85%, 04/01/30	$13,208	$13,280,755
5.00%, 04/01/32	10,386	10,445,296
5.15%, 04/01/35	16,553	16,519,326
5.70%, 04/01/55	14,692	14,307,591
VMware LLC
2.20%, 08/15/31	11,129	9,836,446
4.70%, 05/15/30(a)	8,947	8,974,953
Workday, Inc., 3.80%, 04/01/32(a)	8,914	8,324,851
		1,325,622,882
Telecommunications — 5.8%
AT&T, Inc.
2.25%, 02/01/32	14,835	12,961,601
2.55%, 12/01/33	30,588	25,923,147
2.75%, 06/01/31	17,246	15,723,340
3.30%, 02/01/52(a)	6,953	4,451,663
3.50%, 06/01/41(a)	18,041	14,011,797
3.50%, 09/15/53(a)	57,420	37,934,127
3.55%, 09/15/55(a)	58,548	38,205,843
3.65%, 06/01/51(a)	24,259	16,759,791
3.65%, 09/15/59(a)	48,299	31,378,967
3.80%, 12/01/57(a)	42,400	28,784,550
3.85%, 06/01/60	10,702	7,228,349
4.30%, 02/15/30	16,188	16,038,046
4.30%, 12/15/42	10,733	8,938,392
4.35%, 06/15/45	8,521	6,937,412
4.40%, 04/30/31(a)	11,170	11,037,824
4.50%, 05/15/35	18,140	17,241,785
4.50%, 03/09/48	11,536	9,325,745
4.55%, 11/01/32	10,549	10,361,950
4.55%, 03/09/49	6,987	5,653,488
4.70%, 08/15/30	8,219	8,252,066
4.75%, 05/15/46(a)	11,576	9,827,877
4.85%, 03/01/39	7,337	6,848,850
4.90%, 11/01/35(a)	11,121	10,848,943
5.13%, 04/30/36	9,780	9,652,059
5.25%, 10/30/36	19,832	19,622,380
5.25%, 03/01/37(a)	6,456	6,406,962
5.38%, 08/15/35	8,480	8,575,062
5.40%, 02/15/34	18,722	19,136,256
5.55%, 11/01/45	9,005	8,554,003
5.65%, 02/15/47(a)	5,997	5,777,654
5.70%, 11/01/54(a)	10,136	9,537,385
5.85%, 04/30/46	11,691	11,396,687
6.00%, 04/30/56	12,444	12,197,415
6.05%, 08/15/56(a)	7,731	7,644,530
6.20%, 10/30/56	18,053	18,137,764
6.30%, 10/30/66	10,590	10,624,494
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	7,241	6,039,810
5.10%, 05/11/33(a)	5,831	5,867,169
5.55%, 02/15/54(a)	6,326	5,991,504
British Telecommunications PLC, 9.63%, 12/15/30	16,116	19,171,294
Cisco Systems, Inc.
4.75%, 02/24/30	7,839	7,938,189
4.95%, 02/26/31	20,562	20,989,227
4.95%, 02/24/32	9,689	9,852,966
5.05%, 02/26/34	15,831	16,049,075
5.10%, 02/24/35(a)	6,115	6,199,992
5.30%, 02/26/54(a)	16,968	16,138,888

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.35%, 02/26/64	$6,835	$6,409,739
5.50%, 01/15/40	13,979	14,297,642
5.50%, 02/24/55	5,668	5,554,717
5.90%, 02/15/39(a)	14,706	15,646,760
Corning, Inc.
4.38%, 11/15/57	7,507	6,022,696
5.45%, 11/15/79	7,094	6,568,544
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	19,736	22,333,056
Motorola Solutions, Inc.
2.30%, 11/15/30	7,090	6,400,006
2.75%, 05/24/31	6,506	5,914,871
5.40%, 04/15/34	7,283	7,389,598
5.55%, 08/15/35	7,124	7,268,092
Orange SA
5.38%, 01/13/42	7,186	6,974,848
5.50%, 02/06/44(a)	5,679	5,568,141
9.00%, 03/01/31	15,425	18,115,803
Rogers Communications, Inc.
3.80%, 03/15/32	13,572	12,688,831
4.50%, 03/15/42	5,913	5,034,823
4.55%, 03/15/52	13,261	10,547,571
5.00%, 03/15/44(a)	4,976	4,428,583
5.30%, 02/15/34	16,283	16,190,363
Sprint Capital Corp., 8.75%, 03/15/32	14,667	17,375,885
Telefonica Emisiones SA
4.90%, 03/06/48	8,861	7,489,511
5.21%, 03/08/47	18,043	16,016,665
5.52%, 03/01/49(a)	8,951	8,228,645
7.05%, 06/20/36	16,050	17,778,331
Telefonica Europe BV, 8.25%, 09/15/30(a)	6,212	7,007,490
T-Mobile USA, Inc.
2.25%, 11/15/31	5,826	5,127,124
2.55%, 02/15/31	14,082	12,815,970
2.70%, 03/15/32	8,234	7,341,903
2.88%, 02/15/31	9,056	8,353,673
3.00%, 02/15/41	17,085	12,683,272
3.30%, 02/15/51	21,278	14,071,658
3.40%, 10/15/52	20,590	13,671,892
3.50%, 04/15/31	14,047	13,305,057
3.60%, 11/15/60	13,655	9,004,188
3.88%, 04/15/30	50,096	48,735,272
4.38%, 04/15/40	13,571	12,040,085
4.50%, 04/15/50	25,573	20,845,470
4.63%, 01/15/33	5,981	5,883,864
4.70%, 01/15/35	8,664	8,400,295
4.95%, 11/15/35	8,960	8,793,600
5.00%, 02/15/36	10,760	10,596,126
5.05%, 07/15/33	20,183	20,328,217
5.13%, 05/15/32	8,355	8,471,790
5.15%, 04/15/34(a)	10,285	10,363,460
5.20%, 01/15/33	8,263	8,406,841
5.25%, 06/15/55	6,664	5,989,844
5.30%, 05/15/35(a)	5,735	5,803,283
5.50%, 01/15/55	6,251	5,832,699
5.65%, 01/15/53	12,195	11,617,667
5.70%, 01/15/56	7,904	7,584,252
5.75%, 01/15/34	8,529	8,900,672
5.75%, 01/15/54(a)	8,896	8,587,425
5.80%, 09/15/62(a)	6,022	5,855,330
5.85%, 02/15/56(a)	7,084	6,935,361
Security	Par (000)	Value
Telecommunications (continued)
5.88%, 11/15/55	$9,284	$9,135,670
6.00%, 06/15/54	9,792	9,774,698
Verizon Communications, Inc.
1.50%, 09/18/30	8,506	7,501,418
1.68%, 10/30/30	5,699	5,042,768
1.75%, 01/20/31(a)	12,833	11,323,808
2.36%, 03/15/32	31,370	27,538,907
2.55%, 03/21/31	29,234	26,644,613
2.65%, 11/20/40(a)	24,101	17,170,304
2.85%, 09/03/41	8,852	6,331,359
2.88%, 11/20/50(a)	19,830	12,230,628
2.99%, 10/30/56	27,164	16,109,936
3.00%, 11/20/60(a)	13,233	7,708,818
3.15%, 03/22/30(a)	14,468	13,785,691
3.40%, 03/22/41	28,464	22,182,849
3.55%, 03/22/51(a)	37,578	26,446,555
3.70%, 03/22/61(a)	28,097	19,032,028
3.88%, 03/01/52(a)	8,697	6,449,073
4.00%, 03/22/50(a)	10,716	8,226,191
4.02%, 12/03/29	14,812	14,595,727
4.13%, 08/15/46(a)	9,803	7,879,112
4.27%, 01/15/36(a)	14,509	13,451,731
4.40%, 11/01/34	12,338	11,761,395
4.50%, 08/10/33	15,686	15,245,347
4.52%, 09/15/48	10,943	9,095,155
4.75%, 01/15/33(a)	14,594	14,444,560
4.78%, 02/15/35	14,816	14,398,964
4.81%, 03/15/39(a)	8,830	8,280,478
4.86%, 08/21/46	17,577	15,445,130
5.00%, 01/15/36(a)	17,459	17,135,134
5.01%, 08/21/54	6,354	5,531,998
5.05%, 05/09/33(a)	8,483	8,582,761
5.25%, 04/02/35(a)	14,677	14,747,284
5.25%, 03/16/37	8,062	8,004,335
5.40%, 07/02/37	16,077	16,131,887
5.50%, 02/23/54(a)	7,162	6,838,226
5.75%, 11/30/45	11,267	11,082,132
5.88%, 11/30/55	23,198	22,808,452
6.00%, 11/30/65	14,253	14,016,340
6.55%, 09/15/43(a)	6,392	6,918,880
Vodafone Group PLC
4.25%, 09/17/50	7,005	5,436,996
4.88%, 06/19/49(a)	9,373	8,039,908
5.25%, 05/30/48	9,715	8,810,670
5.75%, 06/28/54(a)	14,929	14,278,215
5.88%, 06/28/64(a)	6,323	6,082,633
6.15%, 02/27/37(a)	9,663	10,371,621
		1,761,824,204
Toys, Games & Hobbies — 0.0%
Hasbro, Inc., 3.90%, 11/19/29	3,889	3,793,374
Transportation — 1.4%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	5,210	3,555,032
3.55%, 02/15/50	8,017	5,829,966
3.90%, 08/01/46	5,845	4,611,258
4.05%, 06/15/48	5,602	4,469,642
4.13%, 06/15/47	4,979	4,055,841
4.15%, 04/01/45	8,110	6,728,771
4.15%, 12/15/48	6,891	5,579,250
4.45%, 03/15/43	5,516	4,878,248

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.45%, 01/15/53	$6,052	$5,020,492
4.55%, 09/01/44	6,972	6,143,725
4.90%, 04/01/44	9,256	8,590,208
5.20%, 04/15/54	10,790	10,019,913
5.50%, 03/15/55	8,895	8,659,105
5.55%, 03/15/56	6,597	6,436,257
5.75%, 05/01/40(a)	7,969	8,321,135
5.80%, 03/15/56	6,198	6,271,567
Canadian National Railway Co.
3.85%, 08/05/32	6,658	6,364,371
4.38%, 09/18/34(a)	4,804	4,657,330
Canadian Pacific Railway Co.
2.45%, 12/02/31	9,758	8,681,855
3.00%, 12/02/41(a)	7,242	5,377,059
3.10%, 12/02/51	13,175	8,622,637
6.13%, 09/15/2115	6,964	7,203,912
CSX Corp.
3.80%, 11/01/46	5,521	4,285,516
4.10%, 11/15/32(a)	7,474	7,252,134
4.10%, 03/15/44	7,301	6,075,134
4.30%, 03/01/48	7,079	5,847,313
4.50%, 11/15/52(a)	6,918	5,830,821
5.05%, 06/15/35(a)	7,618	7,641,886
FedEx Corp.
4.55%, 04/01/46	7,449	6,280,025
4.75%, 11/15/45	7,118	6,212,480
5.25%, 05/15/50(a)	6,087	5,622,035
Fedex Freight Holding Co., Inc.
4.65%, 03/15/31(a)(b)	8,158	8,028,747
5.25%, 03/15/36(b)	7,532	7,351,444
Norfolk Southern Corp.
3.05%, 05/15/50	5,216	3,391,888
3.16%, 05/15/55	5,678	3,631,729
4.55%, 06/01/53	8,334	6,956,653
5.35%, 08/01/54(a)	7,308	6,863,376
Union Pacific Corp.
2.38%, 05/20/31(a)	8,982	8,136,591
2.40%, 02/05/30	7,143	6,653,704
2.80%, 02/14/32(a)	8,712	7,943,195
2.95%, 03/10/52	5,692	3,615,745
2.97%, 09/16/62(a)	7,503	4,385,584
3.20%, 05/20/41	8,716	6,784,782
3.25%, 02/05/50	17,082	11,728,505
3.50%, 02/14/53	7,547	5,317,751
3.75%, 02/05/70(a)	6,817	4,615,418
3.80%, 10/01/51	7,651	5,729,736
3.80%, 04/06/71	6,664	4,590,402
3.84%, 03/20/60	13,774	9,920,723
4.50%, 01/20/33(a)	6,983	6,958,254
5.10%, 02/20/35(a)	6,855	6,975,529
5.60%, 12/01/54(a)	8,910	8,823,476
United Parcel Service, Inc.
3.75%, 11/15/47	6,892	5,227,152
4.25%, 03/15/49(a)	6,805	5,503,936
4.45%, 04/01/30(a)	6,822	6,847,980
Security	Par (000)	Value
Transportation (continued)
4.88%, 03/03/33(a)	$9,230	$9,367,293
5.05%, 03/03/53(a)	8,587	7,725,861
5.15%, 05/22/34(a)	6,627	6,779,519
5.25%, 05/14/35(a)	6,003	6,134,252
5.30%, 04/01/50(a)	9,247	8,750,949
5.50%, 05/22/54(a)	7,076	6,814,250
5.95%, 05/14/55(a)	8,722	8,943,786
6.05%, 05/14/65(a)	6,242	6,377,033
6.20%, 01/15/38(a)	12,170	13,217,579
Walmart, Inc., 1.80%, 09/22/31(a)	7,303	6,458,666
		431,676,406
Trucking & Leasing — 0.0%
GATX Corp., 6.05%, 06/05/54(a)	7,133	7,216,479
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	6,452	4,878,413
4.45%, 06/01/32(a)	3,675	3,607,821
5.25%, 03/01/35(a)	5,926	6,018,705
5.70%, 09/01/55	7,448	7,354,531
6.59%, 10/15/37(a)	5,829	6,537,189
		28,396,659
Total Long-Term Investments — 97.6% (Cost: $31,850,321,231)		29,490,290,569
	Shares
Short-Term Securities
Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.76%(d)(e)(f)	2,229,675,347	2,230,344,250
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.58%(d)(e)	282,440,000	282,440,000
Total Short-Term Securities — 8.3% (Cost: $2,511,839,784)		2,512,784,250
Total Investments — 105.9% (Cost: $34,362,161,015)		32,003,074,819
Liabilities in Excess of Other Assets — (5.9)%		(1,779,261,346)
Net Assets — 100.0%		$30,223,813,473

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
May 31, 2026
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/26	Shares Held at 05/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$2,658,559,547	$—	$(427,662,171)(a)	$(232,026)	$(320,100)	$2,230,344,250	2,229,675,347	$1,508,139 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	367,690,000	—	(85,250,000)(a)	—	—	282,440,000	282,440,000	3,478,497	—
				$(232,026)	$(320,100)	$2,512,784,250		$4,986,636	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$29,490,290,569	$—	$29,490,290,569
Short-Term Securities
Money Market Funds	2,512,784,250	—	—	2,512,784,250
	$2,512,784,250	$29,490,290,569	$—	$32,003,074,819

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate